Schedule of Investments
May 31, 2021
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–101.60%
Alabama–1.69%
Alabama (State of) Port Authority; Series 2017 A, Ref. RB (INS - AGM)(a)(b)	5.00%	10/01/2033	$ 3,500	$ 4,216,787
Alabaster (City of), AL Board of Education; Series 2014 A, GO Wts. (INS - AGM)(b)	5.00%	09/01/2025	1,500	1,712,636
Birmingham (City of) & Jefferson (County of), AL Civic Center Authority; Series 2018 B, RB	5.00%	07/01/2035	2,345	2,861,131
Birmingham (City of), AL Special Care Facilities Financing Authority (Methodist Home for the Aging);
Series 2016, RB	5.25%	06/01/2025	75	77,802
Series 2016, RB	5.50%	06/01/2030	2,000	2,141,211
Health Care Authority for Baptist Health; Series 2006 D, RB	5.00%	11/15/2021	230	230,716
Lee (County of), AL Public Building Authority (DHR Building); Series 2006, Revenue Ctfs. (INS - SGI)(b)	4.38%	09/01/2025	10	10,031
Lower Alabama Gas District (The); Series 2016 A, RB	5.00%	09/01/2034	5,000	6,829,537
Pell City (City of), AL Special Care Facilities Financing Authority (Noland Health Services, Inc.);
Series 2012, RB	5.00%	12/01/2021	2,250	2,302,123
Series 2016 A, RB	5.00%	12/01/2031	4,850	4,944,987
Selma (City of), AL Industrial Development Board (International Paper Co.); Series 2019, Ref. RB(c)	2.00%	10/01/2024	1,500	1,572,694
Southeast Alabama Gas Supply District (The) (No. 1);
Series 2018 B, RB (67% of 1 mo. USD LIBOR + 0.90%)(c)(d)	0.96%	04/01/2024	4,875	4,924,812
Series 2018 C, RB (SIFMA Municipal Swap Index + 0.65%)(c)(d)	0.68%	04/01/2024	1,625	1,634,602
Tuscaloosa (County of), AL Industrial Development Authority (Hunt Refining); Series 2019 A, Ref. IDR(e)	4.50%	05/01/2032	3,251	3,462,905
UAB Medicine Finance Authority; Series 2019, RB	5.00%	09/01/2031	550	716,599
				37,638,573
Arizona–2.55%
Arizona (State of) Health Facilities Authority (Scottsdale Lincoln Hospital); Series 2014, Ref. RB	5.00%	12/01/2032	3,400	3,904,743
Arizona (State of) Industrial Development Authority; Series 2019 A-2, RB	3.63%	05/20/2033	1,946	2,216,146
Arizona (State of) Industrial Development Authority (Academies of Math & Science); Series 2019, RB(e)	5.00%	07/01/2039	1,000	1,170,702
Arizona (State of) Industrial Development Authority (Basis Schools); Series 2017 D, Ref. RB(e)	5.00%	07/01/2037	630	726,771
Arizona (State of) Industrial Development Authority (Great Laked Senior Living Community); Series 2019 A, RB	5.00%	01/01/2035	2,600	2,724,847
Arizona (State of) Industrial Development Authority (Pinecrest Academy of Nevada-Horizon, Inspirada and St. Rose Campus Projects); Series 2018 A, RB(e)	5.75%	07/15/2038	1,810	2,125,194
Glendale (City of), AZ; Series 2015, Ref. RB (INS - AGM)(b)	5.00%	07/01/2029	1,000	1,173,178
Glendale (City of), AZ Industrial Development Authority (The Beatitudes Campus); Series 2017, Ref. RB	5.00%	11/15/2028	2,105	2,323,347
La Paz (County of), AZ Industrial Development Authority (Charter School Solutions- Harmony Public Schools); Series 2018 A, RB	5.00%	02/15/2038	1,200	1,410,316
Maricopa (County of), AZ Industrial Development Authority (GreatHearts Arizona); Series 2017 C, RB	5.00%	07/01/2037	315	375,904
Navajo (Nation of); Series 2015 A, Ref. RB(e)	5.50%	12/01/2030	725	822,308
Northern Arizona University; Series 2015, Ref. RB (INS - BAM)(b)	5.00%	06/01/2032	250	290,049
Peoria (City of), AZ Industrial Development Authority (Sierra Winds Life Care Community);
Series 2014, Ref. RB (Acquired 11/06/2014; Cost $1,662,893)(f)	5.00%	11/15/2024	1,655	1,691,533
Series 2014, Ref. RB (Acquired 11/06/2014; Cost $2,105,000)(f)	5.25%	11/15/2029	2,105	2,165,083
Phoenix (City of), AZ Industrial Development Authority (Great Hearts Academies); Series 2016, Ref. RB	5.00%	07/01/2036	1,000	1,129,549
Phoenix (City of), AZ Industrial Development Authority (Legacy Traditional Schools); Series 2014 A, RB(e)	5.75%	07/01/2024	825	885,427
Phoenix (City of), AZ Industrial Development Authority (Rowan University); Series 2012, RB	5.00%	06/01/2027	3,000	3,136,571
Phoenix Civic Improvement Corp.; Series 2019 A, RB	5.00%	07/01/2033	3,500	4,214,183
Pima (County of), AZ Industrial Development Authority (American Leadership Academy);
Series 2015, Ref. RB(e)	5.38%	06/15/2035	1,360	1,492,757
Series 2017, RB(e)	4.75%	06/15/2037	4,500	4,581,546
Pima (County of), AZ Industrial Development Authority (Desert Heights Charter School); Series 2014, Ref. RB	6.00%	05/01/2024	250	267,487
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Arizona–(continued)
Pima (County of), AZ Industrial Development Authority (Excalibur Charter School (The)); Series 2016, Ref. RB(e)	5.00%	09/01/2026	$ 45	$ 48,454
Pima (County of), AZ Industrial Development Authority (Grande Innovations Academy); Series 2018, RB(e)	5.00%	07/01/2033	2,245	2,374,767
Salt River Project Agricultural Improvement & Power District; Series 2016 A, Ref. RB	5.00%	01/01/2034	5,500	6,692,273
Tempe (City of), AZ Industrial Development Authority (Mirabella at ASU);
Series 2017 A, RB(e)	5.50%	10/01/2027	1,245	1,362,637
Series 2017 B, RB(e)	4.00%	10/01/2023	90	90,040
University of Arizona Board of Regents (Arizona Biomedical Research Collaborative Building); Series 2006, COP (INS - AMBAC)(b)	4.50%	06/01/2031	20	20,058
Verrado Community Facilities District No. 1;
Series 2013 A, Ref. GO Bonds(e)	5.00%	07/15/2021	485	486,351
Series 2013 A, Ref. GO Bonds(e)	5.00%	07/15/2022	570	583,771
Series 2013 A, Ref. GO Bonds(e)	5.00%	07/15/2023	825	860,512
Series 2013 B, GO Bonds(e)	5.00%	07/15/2023	285	297,268
Westpark Community Facility District; Series 2016, Ref. GO Bonds	5.00%	07/15/2032	2,000	2,230,133
Yavapai (County of), AZ Industrial Development Authority (Northern Arizona Healthcare System); Series 2011, Ref. RB	5.25%	10/01/2026	2,000	2,029,746
Yuma (City of), AZ Industrial Development Authority (Regional Medical Center); Series 2014 A, RB	5.00%	08/01/2025	1,000	1,140,293
				57,043,944
Arkansas–0.07%
Pulaski (County of), AR Public Facilities Board; Series 2014, RB	5.00%	12/01/2028	1,345	1,511,369
California–7.85%
Adelanto (City of), CA Public Utility Authority;
Series 2017 A, Ref. RB (INS - AGM)(b)	5.00%	07/01/2027	175	221,619
Series 2017 A, Ref. RB (INS - AGM)(b)	5.00%	07/01/2028	315	395,272
Series 2017 A, Ref. RB (INS - AGM)(b)	5.00%	07/01/2029	300	374,862
Series 2017 A, Ref. RB (INS - AGM)(b)	5.00%	07/01/2030	325	403,989
Series 2017 A, Ref. RB (INS - AGM)(b)	5.00%	07/01/2031	310	385,569
Series 2017 A, Ref. RB (INS - AGM)(b)	5.00%	07/01/2032	310	386,006
Atwater (City of), CA; Series 2017 A, Ref. RB (INS - AGM)(b)	5.00%	05/01/2033	100	121,633
Bay Area Toll Authority (San Francisco Bay Area); Series 2001 A, RB (SIFMA Municipal Swap Index + 1.25%)(c)(d)	1.28%	04/01/2027	3,000	3,116,207
Beaumont (City of), CA Financing Authority (Improvement Area No. 17A); Series 2013 B, RB	5.00%	09/01/2028	1,000	1,089,583
California (County of), CA Tobacco Securitization Agency;
Series 2020 A, Ref. RB	5.00%	06/01/2032	385	509,671
Series 2020 A, Ref. RB	5.00%	06/01/2033	600	790,095
Series 2020 B-1, Ref. RB	1.75%	06/01/2030	1,000	1,004,382
California (State of);
Series 2015, Ref. GO Bonds	5.00%	03/01/2030	5,000	5,836,645
Series 2020, Ref. GO Bonds	4.00%	03/01/2040	5,000	6,027,704
Series 2021, Ref. GO Bonds	5.00%	09/01/2041	10,000	13,135,186
California (State of) County Tobacco Securitization Agency; Series 2014, Ref. RB	4.00%	06/01/2029	1,435	1,441,592
California (State of) County Tobacco Securitization Agency (Alameda County Tobacco Asset Securitization Corp.); Series 2002, RB	6.00%	06/01/2042	2,250	2,253,381
California (State of) Enterprise Development Authority (Academy for Academic Excellence); Series 2020 A, RB(e)	5.00%	07/01/2040	1,000	1,119,231
California (State of) Health Facilities Financing Authority (Children’s Hospital of Orange County); Series 2011 A, RB	5.00%	11/01/2024	500	509,324
California (State of) Housing Finance Agency;
Series 2019 A-1, RB	4.25%	01/15/2035	1,950	2,365,291
Series 2019 A-2, RB	4.00%	03/20/2033	6,848	8,090,549
Series 2021-1, Class A, Ctfs.	3.50%	11/20/2035	4,988	5,848,666
California (State of) Infrastructure & Eonomic Development Bank (Sustainability Bonds); Series 2018, RB (SIFMA Municipal Swap Index + 0.35%)(c)(d)	0.38%	08/01/2024	1,000	1,000,218
California (State of) Municipal Finance Authority (American Heritage Education Foundation); Series 2016 A, Ref. RB	5.00%	06/01/2046	875	990,113
California (State of) Municipal Finance Authority (CHF-Davis I, LLC - West Village Student Housing); Series 2018, RB	5.00%	05/15/2035	5,000	6,126,838
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) Municipal Finance Authority (Emerson College);
Series 2011, RB(c)(g)	5.00%	01/01/2022	$ 1,230	$ 1,263,578
Series 2011, RB	5.00%	01/01/2028	270	276,809
California (State of) Municipal Finance Authority (Harbor Regional Center); Series 2015, Ref. RB	5.00%	11/01/2032	1,000	1,184,957
California (State of) Pollution Control Finance Authority; Series 2012, RB(a)(e)	5.00%	07/01/2027	6,695	7,192,073
California (State of) Public Finance Authority (Green Bonds) (Enso Village); Series 2021, RB(e)	2.38%	11/15/2028	1,500	1,512,313
California (State of) Public Works Board;
Series 2021 B, RB	4.00%	05/01/2036	2,735	3,396,940
Series 2021 B, RB	4.00%	05/01/2037	1,000	1,237,866
Series 2021 B, RB	4.00%	05/01/2038	1,000	1,233,447
Series 2021 B, RB	4.00%	05/01/2039	1,500	1,844,988
California (State of) Public Works Board (California Community Colleges); Series 2004 B, RB	5.50%	06/01/2022	125	125,488
California (State of) School Finance Authority (Alliance for College-Ready Public Schools); Series 2013 A, RB	5.25%	07/01/2023	660	691,029
California (State of) School Finance Authority (KIPP LA); Series 2014 A, RB	4.13%	07/01/2024	320	337,700
California (State of) Statewide Communities Development Authority (Bakersfield Consolidated Reassessment District No. 12-1); Series 2012, RB	5.00%	09/02/2022	100	104,565
California (State of) Statewide Communities Development Authority (California Baptist University); Series 2017 A, Ref. RB(e)	5.00%	11/01/2032	1,135	1,355,579
California (State of) Statewide Communities Development Authority (Loma Linda University Medical Center);
Series 2014, RB	5.25%	12/01/2029	4,300	4,930,516
Series 2018 A, RB(e)	5.25%	12/01/2038	1,000	1,195,997
California (State of) Statewide Communities Development Authority (University of California, Irvine East Campus Apartments, CHF-Irvine, LLC); Series 2016, Ref. RB	5.00%	05/15/2032	1,250	1,471,144
California Public Finance Authority (Henry Mayo Newhall Hospital);
Series 2017, Ref. RB	5.00%	10/15/2031	1,070	1,257,310
Series 2017, Ref. RB	5.00%	10/15/2033	1,000	1,170,421
California Statewide Communities Development Authority (Baptist University); Series 2017 A, Ref. RB(e)	3.00%	11/01/2022	875	891,671
Chula Vista (City of), CA Municipal Financing Authority; Series 2015 B, Ref. RB	5.00%	09/01/2026	1,500	1,778,702
Corona-Norco Unified School District (Community Facilities District No. 98-1);
Series 2013, Ref. RB(g)	5.00%	09/01/2021	810	819,828
Series 2013, Ref. RB(g)	5.00%	09/01/2023	1,000	1,108,764
El Centro (City of), CA Financing Authority (El Centro California Redevelopment); Series 2011, RB	6.63%	11/01/2025	100	100,448
El Dorado (County of), CA (Community Facilities District No. 1992-1 - El Dorado Hills Development); Series 2012, Ref. RB	5.00%	09/01/2024	495	524,362
Golden State Tobacco Securitization Corp.;
Series 2005 A, RB (INS - AMBAC)(b)(h)	0.00%	06/01/2028	55	50,371
Series 2013 A, RB	5.00%	06/01/2021	2,000	2,000,000
Series 2017 A-1, Ref. RB	5.00%	06/01/2027	4,000	4,964,708
Series 2018 A-1, Ref. RB	5.00%	06/01/2030	4,000	4,989,853
Indio (City of), CA Community Facilities District No. 2004-3 (Improvement Area No. 1); Series 2015, Ref. RB	5.00%	09/01/2035	955	1,087,164
Irvine (City of), CA (Reassessment District No. 13-1);
Series 2013, RB	5.00%	09/02/2021	375	379,617
Series 2013, RB	5.00%	09/02/2022	710	751,468
Series 2013, RB	5.00%	09/02/2023	500	555,740
Lake Elsinore (City of), CA Public Financing Authority; Series 2015, Ref. RB	5.00%	09/01/2028	2,115	2,460,126
Lancaster (City of), CA Redevelopment Agency Successor Agency (Lancaster Public Capital Improvements); Series 2010, Ref. RB	5.50%	12/01/2028	455	456,339
Lancaster (City of), CA Redevelopment Agency Successor Agency (Redevelopment Areas); Series 2017, Ref. RB (INS - AGM)(b)	4.00%	08/01/2039	3,400	3,754,525
Lodi (City of), CA Public Financing Authority; Series 2012, Ref. RB	5.25%	10/01/2026	500	519,899
Los Angeles (City of), CA Department of Airports; Series 2020 C, RB(a)	5.00%	05/15/2039	1,160	1,484,800
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport);
Series 2018 B, Ref. RB(a)	5.00%	05/15/2029	2,000	2,533,818
Series 2018 D, Ref. RB(a)	5.00%	05/15/2031	3,000	3,825,968
Series 2019 E, RB	5.00%	05/15/2031	905	1,172,727
Los Angeles Unified School District; Series 2020 RYQ, GO Bonds	4.00%	07/01/2038	5,000	6,087,121
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Modesto (City of), CA Irrigation District; Series 2015 B, Ref. RB	5.00%	10/01/2028	$ 1,595	$ 1,894,536
Murrieta (City of), CA Public Financing Authority; Series 2012, Ref. RB	5.00%	09/01/2023	1,000	1,058,956
Northern California Tobacco Securitization Authority; Series 2021 B1, Ref. RB	4.00%	06/01/2049	2,000	2,304,079
Oakland Unified School District (County of Alameda);
Series 2015 A, GO Bonds	5.00%	08/01/2028	1,000	1,177,037
Series 2015 A, GO Bonds	5.00%	08/01/2029	1,160	1,364,439
Oroville (City of), CA (Oroville Hospital); Series 2019, RB	5.25%	04/01/2034	2,000	2,367,533
Palomar Health; Series 2016, Ref. RB	5.00%	11/01/2031	500	583,092
Rancho Cordova (City of), CA Community Facilities District No. 2003-1 (Sunridge Anatolia);
Series 2012, Ref. RB	5.00%	09/01/2022	575	608,958
Series 2012, Ref. RB	5.00%	09/01/2023	450	476,355
Redwood City (City of), CA (Redwood Shores Community Facilities District No. 99-1 - Shores Transportation Improvement); Series 2012, Ref. RB	5.00%	09/01/2026	495	520,528
Riverside (City of), CA (Riverwalk Assessment District); Series 2011, Ref. RB	5.25%	09/02/2026	400	404,518
Riverside (County of), CA (Community Facilities District No. 04-2); Series 2012, Ref. RB	5.00%	09/01/2028	500	526,838
Riverside (County of), CA Public Financing Authority (County Facilities);
Series 2012, Ref. RB	5.00%	05/01/2025	250	260,589
Series 2012, Ref. RB	5.00%	05/01/2026	250	260,448
Riverside (County of), CA Public Financing Authority (Desert Communities and Interstate 215 Corridor - Project Area No. 1); Series 2015 A, RB (INS - AGM)(b)	5.00%	10/01/2029	1,375	1,617,963
San Buenaventura (City of), CA (Community Memorial Health System);
Series 2011, RB(g)	6.50%	12/01/2021	600	618,561
Series 2011, RB(c)(g)	6.50%	12/01/2021	2,620	2,701,050
San Diego (City of), CA Community Facilities District No. 3; Series 2013, Ref. RB	5.00%	09/01/2024	520	571,806
San Diego (County of), CA Regional Airport Authority; Series 2013 B, RB(a)	5.00%	07/01/2023	700	767,658
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport);
Series 2019 D, Ref. RB	5.00%	05/01/2030	1,800	2,341,507
Series 2019 E, Ref. RB(a)	5.00%	05/01/2035	2,000	2,518,180
San Francisco (City & County of), CA Successor Agency to the Redevelopment Agency Community Facilities District No. 6 (Mission Bay South Public Improvements);
Series 2013 A, Ref. RB	5.00%	08/01/2027	750	787,666
Series 2013 B, RB	5.00%	08/01/2027	405	425,340
San Luis Obispo (County of), CA Financing Authority (Lopez Dam Improvement); Series 2011 A, Ref. RB (INS - AGM)(b)	5.50%	08/01/2026	3,195	3,223,030
Santa Clarita (City of), CA Community Facilities District No. 2002-1 (Valencia Town Center); Series 2012, Ref. RB	5.00%	11/15/2022	520	552,398
Santa Margarita Water District (Community Facilities District No. 2013-1);
Series 2013, RB	5.00%	09/01/2026	990	1,080,228
Series 2013, RB	5.13%	09/01/2027	1,150	1,254,313
South Gate Utility Authority; Series 2012, RB(c)(g)	5.25%	10/01/2022	500	534,439
South Tahoe Joint Powers Financing Authority (South Tahoe Redevelopment Project Area No. 1); Series 2015 A, Ref. RB (INS - NATL)(b)	5.00%	10/01/2028	2,080	2,355,107
West Contra Costa Unified School District (Election of 2005); Series 2008 B, GO Bonds	6.00%	08/01/2023	1,000	1,120,458
Westlands Water District;
Series 2012 A, Ref. RB(c)(g)	5.00%	09/01/2022	20	21,203
Series 2012 A, Ref. RB(c)(g)	5.00%	09/01/2022	100	106,015
Series 2012 A, Ref. RB(c)(g)	5.00%	09/01/2022	80	84,760
William S. Hart Union High School District (Community Facilities District No. 2005-1); Series 2015, Ref. RB	5.00%	09/01/2032	1,045	1,176,922
				175,290,875
Colorado–2.86%
Arkansas (State of) River Power Authority;
Series 2006, RB(g)	5.88%	10/01/2021	355	361,580
Series 2018 A, Ref. RB	5.00%	10/01/2032	2,645	3,228,978
Aurora Crossroads Metropolitan District No. 2; Series 2020 A, GO Bonds	5.00%	12/01/2040	1,480	1,630,830
BNC Metropolitan District No. 1; Series 2017 A, Ref. GO Bonds (INS - BAM)(b)	5.00%	12/01/2032	360	441,434
Brighton Crossing Metropolitan District No. 4; Series 2017 A, GO Bonds	5.00%	12/01/2037	525	557,322
Broadway Park North Metropolitan District No. 2; Series 2020, GO Bonds(e)	5.00%	12/01/2040	1,325	1,471,671
Centerra Metropolitan District No. 1 (In the City of Loveland); Series 2017, Ref. RB(e)	5.00%	12/01/2029	4,000	4,265,713
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado–(continued)
Clear Creek Transit Metropolitan District No. 2; Series 2021 A, GO Bonds	4.00%	12/01/2031	$ 525	$ 560,423
Colorado (State of) Health Facilities Authority (Children’s Hospital); Series 2020, Ref. VRD RB (LOC - Td Bank N.A.)(i)(j)	0.01%	12/01/2052	20,000	20,000,000
Colorado (State of) Health Facilities Authority (Christian Living Neighborhoods); Series 2016, Ref. RB	5.00%	01/01/2031	2,475	2,677,027
Colorado (State of) Health Facilities Authority (Commonspirit Health); Series 2019 A, Ref. RB	4.00%	08/01/2037	4,730	5,494,120
Colorado (State of) Health Facilities Authority (SCL Health System); Series 2019 A, Ref. RB	5.00%	01/01/2034	2,425	3,154,302
Colorado (State of) Health Facilities Authority (Sunny Vista Living Center);
Series 2015 A, Ref. RB(e)	5.00%	12/01/2025	550	561,789
Series 2015 A, Ref. RB(e)	5.50%	12/01/2030	750	776,833
Dacono Urban Renewal Authority; Series 2020, RB	6.25%	12/01/2039	1,000	1,075,891
Denver (City & County of), CO;
Series 2012 A, RB(a)	5.00%	11/15/2022	740	790,911
Series 2018 A, Ref. RB(a)	5.00%	12/01/2030	2,000	2,635,931
Series 2018 A-2, RB(h)	0.00%	08/01/2030	800	643,123
Series 2018 A-2, RB(h)	0.00%	08/01/2031	1,000	766,625
Denver (City & County of), CO (United Airlines, Inc.); Series 2017, Ref. RB(a)	5.00%	10/01/2032	3,000	3,206,549
Denver (State of) Health & Hospital Authority;
Series 2019 A, Ref. RB	4.00%	12/01/2037	1,000	1,167,606
Series 2019 A, Ref. RB	4.00%	12/01/2038	1,250	1,456,018
Evan’s Place Metropolitan District; Series 2020 MDD, GO Bonds	5.00%	12/01/2040	1,050	1,168,131
Interquest South Business Improvement District; Series 2017, GO Bonds	4.50%	12/01/2030	230	242,315
Jefferson (County of), CO Center Metropolitan District No. 1; Series 2020 A-2, RB	4.13%	12/01/2040	575	613,884
Plaza Metropolitan District No. 1;
Series 2013, Ref. RB(e)	5.00%	12/01/2021	1,045	1,063,470
Series 2013, Ref. RB(e)	5.00%	12/01/2022	1,000	1,050,834
Pueblo Urban Renewal Authority (Evraz); Series 2021 B, RB(e)(h)	0.00%	12/01/2025	250	214,829
Transport Metropolitan District No. 3; Series 2021 A-1, GO Bonds	4.13%	12/01/2031	805	897,416
Vauxmont Metropolitan District;
Series 2019, Ref. GO Bonds (INS - AGM)(b)	5.00%	12/15/2031	135	156,986
Series 2019, Ref. GO Bonds (INS - AGM)(b)	5.00%	12/15/2032	160	185,804
Series 2020, Ref. GO Bonds (INS - AGM)(b)	5.00%	12/01/2031	230	296,955
Series 2020, Ref. GO Bonds (INS - AGM)(b)	5.00%	12/01/2032	250	321,828
Series 2020, Ref. GO Bonds (INS - AGM)(b)	5.00%	12/01/2033	255	327,283
Series 2020, Ref. GO Bonds (INS - AGM)(b)	5.00%	12/01/2034	285	364,973
Series 2020, Ref. GO Bonds (INS - AGM)(b)	5.00%	12/01/2035	100	127,788
				63,957,172
Connecticut–1.37%
Connecticut (State of);
Series 2018 C, GO Bonds	5.00%	06/15/2027	3,000	3,764,042
Series 2019 A, GO Bonds	5.00%	04/15/2034	3,450	4,414,226
Series 2019 A, GO Bonds	5.00%	04/15/2035	1,150	1,469,002
Connecticut (State of) (Transportation Infrastructure); Series 2018, RB	5.00%	01/01/2030	3,500	4,380,745
Connecticut (State of) Health & Educational Facilities Authority;
Series 2020 A, RB	5.00%	07/01/2033	1,510	1,903,988
Series 2020 G-1, Ref. RB(e)	5.00%	07/01/2030	285	341,086
Series 2020 G-1, Ref. RB(e)	5.00%	07/01/2031	540	643,673
Series 2020 G-1, Ref. RB(e)	5.00%	07/01/2033	600	711,218
Hamden (Town of), CT (Whitney Center); Series 2019, Ref. RB	5.00%	01/01/2030	3,000	3,307,484
University of Connecticut;
Series 2016 A, RB	5.00%	03/15/2032	2,940	3,510,736
Series 2017 A, RB	5.00%	01/15/2030	5,000	6,115,045
				30,561,245
District of Columbia–1.32%
District of Columbia (Provident Group - Howard Properties LLC); Series 2013, RB	5.00%	10/01/2030	2,550	2,661,564
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
District of Columbia–(continued)
Metropolitan Washington Airports Authority;
Series 2010, RB (INS -BAM)(b)(h)	0.00%	10/01/2037	$13,000	$ 7,719,039
Series 2016 A, Ref. RB(a)	5.00%	10/01/2034	2,215	2,681,380
Series 2019 A, Ref. RB(a)	5.00%	10/01/2032	1,435	1,834,096
Series 2019 A, Ref. RB(a)	5.00%	10/01/2033	3,000	3,822,932
Series 2020 A, Ref. RB(a)	5.00%	10/01/2032	3,000	3,927,949
Series 2020 A, Ref. RB(a)	5.00%	10/01/2033	3,000	3,915,071
Metropolitan Washington Airports Authority (Dulles Metrorail and Capital Improvement);
Series 2010 A, RB(h)	0.00%	10/01/2037	5,000	2,966,151
Series 2010 A, RB (INS - AGM)(b)(h)	0.00%	10/01/2037	40	23,751
				29,551,933
Florida–5.10%
Alachua (County of), FL Health Facilities Authority (Shands Teaching Hospital & Clinics); Series 2019, Ref. RB	5.00%	12/01/2034	2,570	3,295,885
Atlantic Beach (City of), FL (Fleet Landing);
Series 2013 A, Ref. RB	5.00%	11/15/2021	440	447,423
Series 2013 A, Ref. RB	5.00%	11/15/2022	375	394,902
Series 2013 A, Ref. RB	5.00%	11/15/2023	565	614,156
Series 2018 A, RB	5.00%	11/15/2038	1,100	1,253,799
Capital Trust Agency (H-Bay Ministries, Inc.- Superior Residences); Series 2018 B, RB	4.50%	07/01/2038	500	205,124
Capital Trust Agency (Sarasota-Manatee Jewish Housing Council, Inc.); Series 2017, Ref. RB(e)	5.00%	07/01/2032	2,545	2,703,942
Capital Trust Agency, Inc. (Franklin Academy); Series 2020, RB(e)	5.00%	12/15/2040	1,220	1,345,011
Capital Trust Agency, Inc. (Viera Charter Schools, Inc.); Series 2017 A, RB(e)	5.00%	10/15/2037	510	566,535
Citizens Property Insurance Corp.; Series 2012 A-1, RB	5.00%	06/01/2022	2,000	2,097,990
Collier (County of), FL Industrial Development Authority (The Arlington of Naples); Series 2014 A, RB (Acquired 12/16/2013; Cost $1,215,000)(e)(f)(k)	7.25%	05/15/2026	1,215	826,200
Florida (State of) Higher Educational Facilities Financial Authority (Florida Institute of Technology);
Series 2019, RB	5.00%	10/01/2032	840	1,046,326
Series 2019, RB	5.00%	10/01/2033	1,720	2,131,971
Florida (State of) Municipal Power Agency (St. Lucie); Series 2011 B, RB	5.00%	10/01/2026	2,000	2,031,001
Florida (State of) North Broward Hospital District; Series 2017 B, Ref. RB	5.00%	01/01/2034	5,000	5,962,434
Florida (State of) Ports Financing Commission (State Transportation Trust Fund); Series 2011 A, Ref. RB(c)(g)	5.00%	10/01/2021	1,000	1,016,325
Florida Development Finance Corp. (Green Bonds); Series 2019 B, RB(a)(e)	7.38%	01/01/2049	10,000	10,857,370
Florida Development Finance Corp. (Renaissance Charter School, Inc.);
Series 2015, RB(e)	6.00%	06/15/2035	1,265	1,445,985
Series 2020 C, Ref. RB(e)	4.00%	09/15/2030	470	513,049
Florida Housing Finance Corp.; Series 2015 A, RB (CEP - GNMA)	3.65%	07/01/2041	385	401,100
Greater Orlando Aviation Authority; Series 2019 A, RB(a)	5.00%	10/01/2031	4,000	5,126,978
Halifax Hospital Medical Center; Series 2015, Ref. RB	5.00%	06/01/2035	325	366,412
Highlands (County of), FL Health Facilities Authority (Trousdale Foundation Properties); Series 2018 A, RB (Acquired 08/29/2018; Cost $2,492,864)(f)	5.25%	04/01/2028	2,500	1,203,866
Lake (County of), FL (Lakeside at Waterman Village); Series 2020 B-1, Ref. RB	4.25%	08/15/2027	8,000	8,070,593
Lake Helen (City of), FL (Ivy Hawn Charter School of the Arts); Series 2018 A, RB(e)	5.00%	07/15/2028	600	680,300
Lee (County of), FL Industrial Development Authority (Preserve (The)); Series 2017 A, RB(e)	5.38%	12/01/2032	1,000	1,049,395
Manatee (County of), FL School District;
Series 2017, RB (INS - AGM)(b)	5.00%	10/01/2029	1,000	1,232,589
Series 2017, RB (INS - AGM)(b)	5.00%	10/01/2031	3,000	3,677,177
Series 2017, RB (INS - AGM)(b)	5.00%	10/01/2032	1,250	1,528,970
Martin (County of), FL Health Facilities Authority (Martin Memorial Medical Center); Series 2012, RB(c)(g)	5.50%	11/15/2021	1,670	1,710,733
Miami (City of) & Dade (County of), FL School Board; Series 2015 A, Ref. COP	5.00%	05/01/2032	1,900	2,202,934
Miami (City of), FL; Series 2012, Ref. RB(e)	5.00%	03/01/2030	100	108,011
Miami-Dade (County of), FL (Jackson Health System); Series 2015 A, Ref. RB	5.00%	06/01/2033	1,000	1,164,048
Miami-Dade (County of), FL Expressway Authority;
Series 2013 A, Ref. RB	5.00%	07/01/2022	2,000	2,101,837
Series 2016 A, Ref. RB	5.00%	07/01/2028	1,625	1,961,911
Miami-Dade (County of), FL Industrial Development Authority (Waste Management, Inc.); Series 2018 B, RB (SIFMA Municipal Swap Index + 0.80%)(a)(c)(d)	0.83%	11/01/2021	3,000	3,001,170
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Miami-Dade (County of), FL Water & Sewer System; Series 2021, RB	4.00%	10/01/2044	$ 3,000	$ 3,619,308
Mirabella Community Development District; Series 2013, RB	6.00%	11/01/2026	150	163,527
Orange (County of), FL Housing Finance Authority (Post Fountains); Series 1997, Ref. VRD RB (CEP - FNMA)(i)	0.03%	06/01/2025	8,800	8,800,000
Orlando (City of) & Orange (County of), FL Expressway Authority; Series 2012, Ref. RB	5.00%	07/01/2023	1,000	1,052,745
Orlando (City of), FL Community Redevelopment Agency (Conroy Road District); Series 2012, Ref. RB	5.00%	04/01/2023	500	517,225
Osceola (County of), FL;
Series 2020 A-1, Ref. RB	5.00%	10/01/2033	350	452,408
Series 2020 A-1, Ref. RB	5.00%	10/01/2034	300	386,776
Series 2020 A-1, Ref. RB	5.00%	10/01/2035	500	642,069
Palm Beach (County of), FL Health Facilities Authority; Series 2020 B1, RB	3.00%	06/01/2027	3,000	3,137,592
Palm Beach (County of), FL Health Facilities Authority (ACTS Retirement-Life Communities, Inc.);
Series 2016, Ref. RB	5.00%	11/15/2032	3,500	4,161,261
Series 2020 B, RB	4.00%	11/15/2041	250	288,710
Palm Beach (County of), FL Health Facilities Authority (Jupiter Medical Center, Inc.); Series 2013 A, RB	5.00%	11/01/2023	1,965	2,085,973
Palm Beach (County of), FL Health Facilities Authority (Sinai Residences of Boca Raton); Series 2014 A, RB	7.50%	06/01/2049	630	674,496
Pinellas County Educational Facilities Authority (Barry University); Series 2012, Ref. RB	5.25%	10/01/2030	2,500	2,607,096
Reedy Creek Improvement District;
Series 2013 1, Ref. RB	5.00%	10/01/2021	885	895,588
Series 2013 1, Ref. RB	5.00%	10/01/2022	800	838,172
Sarasota (County of), FL Public Hospital District (Sarasota Memorial Hospital); Series 2008 B, Ref. VRD RB (LOC - Wells Fargo Bank N.A.)(i)(j)	0.03%	07/01/2037	5,685	5,685,000
Tampa (City of), FL;
Series 2020 A, RB(h)	0.00%	09/01/2041	3,030	1,566,659
Series 2020 A, RB(h)	0.00%	09/01/2049	3,795	1,370,490
Tampa (City of), FL (BayCare Health System); Series 2012 A, Ref. RB	5.00%	11/15/2026	500	522,372
				113,810,919
Georgia–1.06%
Brookhaven Development Authority (Children’s Healthcare of Atlanta, Inc.); Series 2019 A, RB	5.00%	07/01/2031	330	431,785
College Park (City of), GA (Atlanta International Airport); Series 2006 B, RB (INS - NATL)(b)	4.50%	01/01/2031	15	15,046
Development Authority for Fulton County (Robert W. Woodruff Arts Center); Series 2019, Ref. RB	4.00%	03/15/2044	830	911,657
Floyd (County of), GA Development Authority (The Spires at Berry College);
Series 2018 A, RB	5.50%	12/01/2028	940	941,181
Series 2018 A, RB	5.75%	12/01/2033	1,500	1,489,451
Fulton (County of), GA Development Authority (Wellstar Health System, Inc.); Series 2017, RB	5.00%	04/01/2033	1,870	2,261,234
George L Smith II Congress Center Authority (Convention Center Hotel);
Series 2021, RB	2.38%	01/01/2031	525	564,584
Series 2021, RB	4.00%	01/01/2036	1,100	1,320,949
Georgia (State of) Municipal Electric Authority; Series 2019 A, Ref. RB	5.00%	01/01/2033	1,200	1,504,251
Georgia (State of) Municipal Electric Authority (Project One); Series 2015 A, Ref. RB	5.00%	01/01/2032	875	998,996
Georgia Municipal Association, Inc.; Series 1998, COP (INS - AGM)(b)	5.00%	12/01/2023	30	30,104
Houston (County of), GA Hospital Authority (Houston Hospitals, Inc.); Series 2016 A, Ref. RB	5.00%	10/01/2031	855	926,103
Macon-Bibb (County of), GA Housing Authority (Green Meadows Apartments); Series 2021 B, RB(c)	1.63%	10/01/2022	1,250	1,249,131
Macon-Bibb (County of), GA Urban Development Authority (Academy for Classical Education, Inc.); Series 2017 A, RB(e)	5.75%	06/15/2037	1,540	1,757,608
Metropolitan Atlanta Rapid Transit Authority; Series 2016 B, Ref. RB	5.00%	07/01/2032	7,150	8,668,544
Randolph (County of), GA; Series 2012 A, GO Bonds(c)(g)	5.00%	04/01/2022	500	520,249
				23,590,873
Guam–0.37%
Guam (Territory of);
Series 2021 A, Ref. RB	5.00%	11/01/2035	1,500	1,910,422
Series 2021 A, Ref. RB	5.00%	11/01/2040	1,500	1,877,460
Series 2021 F, Ref. RB	5.00%	01/01/2029	1,000	1,233,652
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Guam–(continued)
Guam (Territory of) Power Authority;
Series 2012 A, Ref. RB (INS - AGM)(b)	5.00%	10/01/2021	$ 1,500	$ 1,522,948
Series 2012 A, Ref. RB (INS - AGM)(b)	5.00%	10/01/2022	1,700	1,804,190
				8,348,672
Hawaii–0.64%
Hawaii (State of) Department of Budget & Finance;
Series 2012, Ref. RB	5.00%	11/15/2027	1,000	1,060,606
Series 2019, Ref. RB	3.20%	07/01/2039	1,655	1,805,095
Hawaii (State of) Department of Transportation (Airports Division);
Series 2013, COP(a)	5.00%	08/01/2021	1,000	1,006,897
Series 2013, COP(a)	5.00%	08/01/2022	2,000	2,096,365
Series 2013, COP(a)	5.00%	08/01/2023	1,250	1,373,956
Honolulu (City & County of), HI Wastewater System Revenue; Series 2015 A, Ref. RB(l)	5.00%	07/01/2031	6,000	7,052,318
				14,395,237
Idaho–0.11%
Idaho (State of) Housing & Finance Association; Series 2019, Ref. RB	5.00%	07/15/2035	1,900	2,424,859
Illinois–11.39%
Bartlett (Village of), IL (Quarry Redevelopment);
Series 2007, Ref. RB	5.60%	01/01/2023	385	385,730
Series 2016, Ref. RB	4.00%	01/01/2024	2,615	2,630,338
Bolingbrook (Village of), IL Special Service Area No. 2005-1; Series 2019, Ref. RB	5.00%	03/01/2033	1,645	1,770,548
Chicago (City of), IL;
Series 2003 B, Ref. GO Bonds	5.00%	01/01/2024	1,795	1,984,601
Series 2004, Ref. RB	5.00%	11/01/2028	3,000	3,664,471
Series 2008 C, Ref. RB	5.00%	01/01/2029	2,500	2,882,662
Series 2008 C, Ref. RB	5.00%	01/01/2030	1,500	1,730,749
Series 2015 A, GO Bonds	5.38%	01/01/2029	5,000	5,688,417
Series 2017 A, Ref. GO Bonds	5.75%	01/01/2034	2,500	3,025,522
Series 2017 B, Ref. RB	5.00%	01/01/2033	3,000	3,641,511
Series 2019 A, GO Bonds	5.50%	01/01/2035	3,000	3,757,375
Chicago (City of), IL (83rd/Stewart Redevelopment); Series 2013, COP(e)	7.00%	01/15/2029	1,029	1,030,178
Chicago (City of), IL (Midway Airport);
Series 2013 A, Ref. RB(a)	5.50%	01/01/2027	1,000	1,080,142
Series 2013 B, Ref. RB	5.00%	01/01/2025	1,000	1,073,099
Series 2014 A, Ref. RB(a)	5.00%	01/01/2023	3,000	3,222,767
Chicago (City of), IL (O’Hare International Airport);
Series 2015 A, Ref. RB(a)	5.00%	01/01/2029	6,000	6,883,913
Series 2017 D, RB(a)	5.00%	01/01/2031	1,000	1,203,554
Series 2017 D, RB(a)	5.00%	01/01/2032	1,000	1,206,686
Series 2017 D, RB(a)	5.00%	01/01/2033	2,000	2,414,409
Chicago (City of), IL (Roosevelt Square/ABLA Redevelopment); Series 2009 A, Ref. COP	7.13%	03/15/2022	126	126,014
Chicago (City of), IL Board of Education;
Series 2017 C, Ref. GO Bonds	5.00%	12/01/2030	2,000	2,430,424
Series 2017, RB	5.75%	04/01/2035	1,000	1,212,421
Series 2018 A, Ref. GO Bonds (INS - AGM)(b)	5.00%	12/01/2027	1,500	1,874,333
Series 2018 A, Ref. GO Bonds (INS - AGM)(b)	5.00%	12/01/2030	1,000	1,261,789
Series 2018 A, Ref. GO Bonds (INS - AGM)(b)	5.00%	12/01/2031	1,250	1,572,191
Series 2018 C, Ref. GO Bonds	5.00%	12/01/2025	1,000	1,172,805
Chicago (City of), IL Metropolitan Water Reclamation District;
Series 2011 B, GO Bonds(l)	5.00%	12/01/2024	3,000	3,073,311
Series 2015 C, GO Bonds(l)	5.00%	12/01/2027	7,000	8,112,955
Chicago (City of), IL Transit Authority; Series 2011, RB(c)(g)	5.25%	12/01/2021	1,000	1,025,798
Chicago (State of) Board of Education; Series 2021 A, GO Bonds	5.00%	12/01/2035	6,120	7,704,771
Chicago O’Hare International Airport; Series 2015 B, Ref. RB	5.00%	01/01/2031	3,000	3,466,126
Cook (County of), IL; Series 2018, Ref. RB	5.25%	11/15/2035	2,000	2,542,402
Cook County Community College District No. 508 (City Colleges of Chicago); Series 2013, GO Bonds	5.25%	12/01/2026	500	552,018
Franklin Park (Village of), IL; Series 2011, GO Bonds (INS - AGM)(b)	6.25%	07/01/2030	175	175,862
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Illinois (State of);
Series 2012 A, GO Bonds	5.00%	01/01/2027	$ 1,795	$ 1,843,040
Series 2012, Ref. GO Bonds (INS - AGM)(b)	5.00%	08/01/2022	1,250	1,318,384
Series 2013, GO Bonds	5.00%	07/01/2022	2,000	2,100,208
Series 2013, GO Bonds	5.50%	07/01/2027	2,295	2,517,324
Series 2013, GO Bonds	5.50%	07/01/2038	2,500	2,707,359
Series 2016, GO Bonds	5.00%	11/01/2025	2,135	2,525,718
Series 2016, GO Bonds	5.00%	11/01/2030	1,040	1,224,251
Series 2017 C, GO Bonds	5.00%	11/01/2029	2,000	2,418,340
Series 2018 A, Ref. GO Bonds	5.00%	10/01/2028	8,375	10,460,944
Series 2018 B, Ref. GO Bonds	5.00%	10/01/2027	1,405	1,728,435
Series 2019 B, GO Bonds	4.00%	11/01/2035	4,450	5,115,054
Series 2020 B, GO Bonds	4.00%	10/01/2035	3,000	3,493,590
Series 2020, GO Bonds	5.50%	05/01/2024	1,000	1,143,830
Series 2020, GO Bonds	5.50%	05/01/2030	3,000	3,959,380
Illinois (State of) Finance Authority (Advocate Health Care Network); Series 2008 A, Ref. RB	5.00%	11/01/2030	2,000	2,395,457
Illinois (State of) Finance Authority (Benedictine University); Series 2021, Ref. RB	5.00%	10/01/2030	1,300	1,599,241
Illinois (State of) Finance Authority (Centegra Health System);
Series 2014 A, RB	5.00%	09/01/2026	1,000	1,140,452
Series 2014 A, RB	5.00%	09/01/2028	1,250	1,421,232
Illinois (State of) Finance Authority (CITGO Petroleum Corp.); Series 2002, RB(a)	8.00%	06/01/2032	710	710,863
Illinois (State of) Finance Authority (Navistar International Corp.); Series 2020, Ref. RB(c)(e)	4.75%	08/01/2030	10,000	10,661,965
Illinois (State of) Finance Authority (Palos Hospital); Series 2010, Ref. RB	5.13%	05/15/2035	5,000	5,013,908
Illinois (State of) Finance Authority (Park Place of Elmhurst); Series 2016, RB	5.13%	05/15/2060	1,044	1,050,559
Illinois (State of) Finance Authority (Peace Village); Series 2013, RB(c)(g)	6.25%	08/15/2023	1,505	1,688,659
Illinois (State of) Finance Authority (Presbyterian Homes); Series 2021 B, Ref. RB (SIFMA Municipal Swap Index + 0.70%)(c)(d)	0.73%	05/01/2026	2,250	2,250,859
Illinois (State of) Finance Authority (Robert Morris College); Series 2000, RB (INS - NATL)(b)	5.80%	06/01/2030	860	862,460
Illinois (State of) Finance Authority (Rogers Park Montessori School); Series 2014, Ref. RB	5.00%	02/01/2024	275	286,933
Illinois (State of) Finance Authority (Rush University Medical Center); Series 2015 A, Ref. RB	5.00%	11/15/2034	4,500	5,242,622
Illinois (State of) Finance Authority (University of Chicago);
Series 2021 A, Ref. RB	5.00%	10/01/2036	1,600	2,304,471
Series 2021 A, Ref. RB	5.00%	10/01/2037	1,350	1,964,573
Illinois (State of) Finance Authority (University of Illinois Health Services);
Series 2020, RB	5.00%	10/01/2030	750	976,178
Series 2020, RB	5.00%	10/01/2031	750	970,627
Series 2020, RB	5.00%	10/01/2032	750	965,360
Series 2020, RB	5.00%	10/01/2033	750	959,229
Series 2020, RB	5.00%	10/01/2034	750	956,704
Series 2020, RB	5.00%	10/01/2035	750	954,688
Illinois (State of) Metropolitan Pier & Exposition Authority; Series 2002, RB (INS - AGM)(b)(h)	0.00%	12/15/2029	2,550	2,181,001
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion);
Series 2002 A, Ref. RB (INS - NATL)(b)	5.70%	06/15/2023	1,295	1,434,046
Series 2002, RB (INS - NATL)(b)(h)	0.00%	12/15/2032	10,000	7,695,777
Series 2012 B, Ref. RB	5.00%	12/15/2022	5,010	5,343,231
Illinois (State of) Sports Facilities Authority (The);
Series 2019, Ref. RB (INS - BAM)(b)	5.00%	06/15/2028	2,100	2,618,354
Series 2019, Ref. RB (INS - BAM)(b)	5.00%	06/15/2029	1,000	1,269,749
Series 2019, Ref. RB (INS - BAM)(b)	5.00%	06/15/2030	1,200	1,515,511
Illinois (State of) Toll Highway Authority; Series 2014 D, Ref. RB(l)	5.00%	01/01/2024	12,500	13,989,380
Kane County School District No. 131 Aurora East Side; Series 2020 A, GO Bonds (INS - AGM)(b)	4.00%	12/01/2036	745	871,846
Lake County Community Consolidated School District No. 73 (Hawthorn); Series 2002, GO Bonds (g)(h)	0.00%	12/01/2021	330	329,820
Manhattan (Village of), IL Special Service Area No. 2004-1 (Brookstone Springs); Series 2015, Ref. RB	4.25%	03/01/2024	618	639,278
Markham (City of), IL (Library Purposes); Series 2005 B, GO Bonds (INS - AGC)(b)	5.25%	01/01/2023	15	15,045
Metropolitan Pier & Exposition Authority (McCormick Place Expansion); Series 1998 A, Ref. RB (INS - NATL)(b)	5.50%	06/15/2029	2,000	2,396,347
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Railsplitter Tobacco Settlement Authority;
Series 2010, RB	5.25%	06/01/2021	$ 3,000	$ 3,000,000
Series 2010, RB	5.38%	06/01/2021	525	525,000
Series 2017, RB	5.00%	06/01/2027	4,000	4,832,154
Series 2017, RB	5.00%	06/01/2028	2,000	2,403,017
Regional Transportation Authority;
Series 2002 A, RB (INS - AGM)(b)	6.00%	07/01/2027	2,700	3,475,953
Series 2018 B, RB(l)	5.00%	06/01/2031	3,800	4,833,183
Series 2018 B, RB(l)	5.00%	06/01/2032	3,995	5,069,274
Sales Tax Securitization Corp.;
Series 2017 A, Ref. RB	5.00%	01/01/2029	1,000	1,244,761
Series 2017 A, Ref. RB	5.00%	01/01/2030	1,000	1,236,578
Series 2018 A, Ref. RB	5.00%	01/01/2031	3,000	3,692,334
Springfield (City of), IL;
Series 2015, Ref. RB	5.00%	03/01/2032	2,000	2,313,639
Series 2015, Ref. RB	5.00%	03/01/2033	3,500	4,046,056
Stephenson County School District No. 145 Freeport;
Series 2018 A, GO Bonds(c)(g)	5.00%	02/01/2028	205	260,001
Series 2018 A, GO Bonds (INS - AGM)(b)	5.00%	02/01/2031	895	1,127,781
University of Illinois; Series 2011 A, RB	5.00%	04/01/2026	3,425	3,435,474
				254,307,379
Indiana–0.54%
Allen (County of), IN (Evergreen Village Fort Wayne); Series 2019, RB	6.00%	02/01/2039	170	181,515
Indiana (State of) Finance Authority (KIPP Indianapolis, Inc.); Series 2020 A, RB	4.00%	07/01/2030	215	239,646
Indiana (State of) Finance Authority (United States Steel Corp.); Series 2021 A, Ref. RB	4.13%	12/01/2026	1,000	1,093,736
Jeffersonville (City of), IN (Vivera Senior Living);
Series 2020 A, RB(e)	4.75%	11/01/2030	575	591,045
Series 2020 A, RB(e)	5.25%	11/01/2040	4,560	4,716,430
Michigan City (City of), IN; Series 2016, RB	4.50%	01/01/2026	170	171,821
Northern Indiana Commuter Transportation District;
Series 2016, RB	5.00%	07/01/2027	1,800	2,194,652
Series 2016, RB	5.00%	07/01/2028	1,250	1,519,879
Terre Haute (City of), IN (Silver Birch of Terre Haute); Series 2017, RB	5.10%	01/01/2032	710	727,116
Valparaiso (City of), IN (Pratt Paper, LLC); Series 2013, RB(a)	5.88%	01/01/2024	640	684,415
				12,120,255
Iowa–0.75%
Iowa (State of) Finance Authority (Iowa Fertilizer Co.);
Series 2013, RB	5.25%	12/01/2025	3,000	3,285,578
Series 2013, Ref. RB(c)	5.25%	12/01/2033	2,990	3,244,989
Iowa (State of) Finance Authority (Iowa Health System); Series 2018, Ref. RB (SIFMA Municipal Swap Index + 0.58%)(c)(d)(e)	0.61%	01/04/2024	3,460	3,460,011
Iowa (State of) Finance Authority (Lifespace Communities, Inc.); Series 2019, RB	2.88%	05/15/2049	1,000	1,011,113
Iowa (State of) Finance Authority (Mercy Medical Center);
Series 2012, RB	4.00%	08/15/2022	1,905	1,989,737
Series 2012, RB	4.00%	08/15/2023	1,200	1,249,003
Iowa (State of) Finance Authority (PHS Council Bluffs, Inc.); Series 2018, RB	4.45%	08/01/2028	125	130,651
Iowa (State of) Tobacco Settlement Authority;
Series 2021 A-2, Ref. RB	5.00%	06/01/2027	400	500,844
Series 2021 A-2, Ref. RB	5.00%	06/01/2028	700	894,750
Series 2021 A-2, Ref. RB	5.00%	06/01/2029	700	911,562
Series 2021 B-1, Ref. RB	0.38%	06/01/2030	70	70,053
				16,748,291
Kansas–1.20%
Derby (City of), KS (Derby Star Bond); Series 2020, RB	3.90%	03/01/2037	1,625	1,679,329
Kansas (State of) Municipal Energy Agency (Jameson Energy Center); Series 2013, RB	5.00%	07/01/2028	1,140	1,246,282
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Kansas–(continued)
Lenexa (City of), KS (Lakeview Village, Inc.);
Series 2018 A, Ref. RB	5.00%	05/15/2029	$ 1,210	$ 1,368,390
Series 2018 A, Ref. RB	5.00%	05/15/2031	1,335	1,496,701
University of Kansas Hospital Authority (KU Health System); Series 2004, VRD RB (LOC - U.s. Bank N.A.)(i)(j)	0.01%	09/01/2034	13,585	13,585,000
Wichita (City of), KS (Kansas Masonic Home); Series 2016 II-A, RB	5.25%	12/01/2036	1,500	1,572,098
Wichita (City of), KS (Presbyterian Manors, Inc.);
Series 2018 I, Ref. RB	5.00%	05/15/2033	1,140	1,223,160
Series 2019, Ref. RB	5.00%	05/15/2029	1,280	1,406,342
Series 2019, Ref. RB	5.00%	05/15/2034	2,950	3,190,240
				26,767,542
Kentucky–2.32%
Ashland (City of), KY (King’s Daughters Medical Center);
Series 2019, Ref. RB	5.00%	02/01/2030	370	448,912
Series 2019, Ref. RB	5.00%	02/01/2031	460	554,993
Series 2019, Ref. RB	5.00%	02/01/2032	450	541,134
Fayette County School District Finance Corp.; Series 2015 D, RB	5.00%	08/01/2031	1,000	1,174,000
Kentucky (Commonwealth of) Economic Development Finance Authority (Catholic Health Initiatives); Series 2011 B, RB (SIFMA Municipal Swap Index + 1.40%)(c)(d)	1.43%	02/01/2025	1,430	1,442,978
Kentucky (Commonwealth of) Economic Development Finance Authority (Masonic Home Independent Living II, Inc.); Series 2016 A, Ref. RB	5.00%	05/15/2036	2,000	2,066,318
Kentucky (Commonwealth of) Economic Development Finance Authority (Next Generation Kentucky Information Highway);
Series 2015 A, RB	5.00%	07/01/2028	1,500	1,721,474
Series 2015 A, RB	5.00%	07/01/2030	3,000	3,402,709
Kentucky (Commonwealth of) Economic Development Finance Authority (Owensboro Health, Inc.); Series 2017 A, Ref. RB	5.00%	06/01/2032	1,435	1,676,284
Kentucky (Commonwealth of) Economic Development Finance Authority (Rosedale Green); Series 2015, Ref. RB	5.50%	11/15/2035	3,100	3,201,025
Kentucky (Commonwealth of) Municipal Power Agency;
Series 2015 A, Ref. RB (INS - NATL)(b)	5.00%	09/01/2026	1,000	1,188,228
Series 2015 A, Ref. RB (INS - NATL)(b)	5.00%	09/01/2027	1,620	1,919,170
Series 2015 A, Ref. RB (INS - NATL)(b)	5.00%	09/01/2028	1,260	1,489,794
Kentucky (Commonwealth of) Municipal Power Agency (Prairie State);
Series 2016, Ref. RB (INS - NATL)(b)	5.00%	09/01/2031	5,000	6,102,566
Series 2019 A, Ref. RB	5.00%	09/01/2031	1,500	1,866,096
Series 2019 A, Ref. RB	5.00%	09/01/2032	1,600	1,985,558
Series 2019 A, Ref. RB	5.00%	09/01/2033	1,000	1,235,361
Kentucky (Commonwealth of) Property & Building Commission (No. 108); Series 2015 A, Ref. RB	5.00%	08/01/2029	1,000	1,173,990
Kentucky (Commonwealth of) Property & Building Commission (No. 119); Series 2018, RB (INS - BAM)(b)	5.00%	05/01/2032	100	125,315
Kentucky (Commonwealth of) Property & Building Commission (Project No. 119);
Series 2018, RB (INS - BAM)(b)	5.00%	05/01/2031	100	125,619
Series 2018, RB (INS - BAM)(b)	5.00%	05/01/2033	100	124,991
Series 2018, RB (INS - BAM)(b)	5.00%	05/01/2034	100	124,688
Kentucky (Commonwealth of) Public Energy Authority; Series 2018 B, RB(c)	4.00%	01/01/2025	2,000	2,226,464
Louisville (City of) & Jefferson (County of), KY Metropolitan Government (Norton Healthcare, Inc.);
Series 2013, VRD RB (LOC - PNC Bank N.A.)(i)(j)	0.04%	10/01/2043	11,285	11,285,000
Series 2016 A, Ref. RB	5.00%	10/01/2033	2,450	2,935,384
Series 2020 A, RB	4.00%	10/01/2040	1,500	1,725,054
				51,863,105
Louisiana–1.63%
Louisiana (State of) Energy & Power Authority (Rodemacher Unit No. 2); Series 2013, RB	5.00%	01/01/2022	1,000	1,026,031
Louisiana (State of) Public Facilities Authority (19th Judicial District Court Building); Series 2015, Ref. RB (INS - AGM)(b)	5.00%	06/01/2036	1,405	1,636,532
Louisiana (State of) Public Facilities Authority (Archdiocese of New Orleans);
Series 2017, Ref. RB(k)	5.00%	07/03/2028	250	237,500
Series 2017, Ref. RB(k)	5.00%	07/02/2029	400	380,000
Series 2017, Ref. RB(k)	5.00%	07/01/2030	500	475,000
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Louisiana–(continued)
Louisiana (State of) Public Facilities Authority (Ochsner Clinic Foundation); Series 2016, Ref. RB	5.00%	05/15/2034	$ 2,545	$ 3,003,075
New Orleans (City of), LA;
Series 2014, Ref. RB(c)(g)	5.00%	06/01/2024	500	570,389
Series 2014, Ref. RB	5.00%	12/01/2026	1,250	1,441,344
Series 2015, RB(c)(g)	5.00%	06/01/2025	500	587,198
Series 2015, RB(c)(g)	5.00%	06/01/2025	300	352,319
Series 2015, RB(c)(g)	5.00%	06/01/2025	1,050	1,233,115
Series 2015, RB(c)(g)	5.00%	06/01/2025	1,000	1,174,395
Series 2015, RB(c)(g)	5.00%	06/01/2025	500	587,197
Series 2015, RB(c)(g)	5.00%	12/01/2025	500	597,226
Series 2015, RB(c)(g)	5.00%	12/01/2025	1,750	2,090,291
Series 2015, RB(c)(g)	5.00%	12/01/2025	1,000	1,194,452
Series 2015, RB(c)(g)	5.00%	12/01/2025	1,200	1,433,343
Series 2015, RB(c)(g)	5.00%	12/01/2025	1,165	1,391,537
New Orleans (City of), LA Aviation Board;
Series 2015 B, RB(a)	5.00%	01/01/2027	1,750	2,021,233
Series 2015 B, RB(a)	5.00%	01/01/2029	1,805	2,073,671
New Orleans (City of), LA Aviation Board (Parking Facilities Corp. Consolidated Garage System);
Series 2018 A, RB (INS - AGM)(b)	5.00%	10/01/2034	100	125,784
Series 2018 A, RB (INS - AGM)(b)	5.00%	10/01/2036	220	275,410
Series 2018 A, RB (INS - AGM)(b)	5.00%	10/01/2037	145	181,093
Series 2018 A, RB (INS - AGM)(b)	5.00%	10/01/2038	100	124,636
Series 2018 B, Ref. RB (INS - AGM)(b)	5.00%	10/01/2030	350	447,840
Series 2018 B, Ref. RB (INS - AGM)(b)	5.00%	10/01/2032	200	254,393
Series 2018 B, Ref. RB (INS - AGM)(b)	5.00%	10/01/2033	135	171,039
Series 2018 B, Ref. RB (INS - AGM)(b)	5.00%	10/01/2034	100	125,784
St. James (Parish of), LA (Nustar Logistics, L.P.); Series 2008, RB(c)(e)	6.10%	06/01/2030	2,700	3,466,267
St. John the Baptist (Parish of), LA (Marathon Oil Corp.);
Series 2017, Ref. RB(c)	2.10%	07/01/2024	1,000	1,033,284
Series 2017, Ref. RB(c)	2.13%	07/01/2024	2,000	2,068,081
Series 2017, Ref. RB(c)	2.38%	07/01/2026	2,000	2,101,329
St. Tammany (Parish of), LA Public Trust Financing Authority (Christwood);
Series 2015, Ref. RB	5.00%	11/15/2024	1,025	1,091,863
Series 2015, Ref. RB	5.25%	11/15/2029	1,250	1,377,395
				36,350,046
Maryland–1.35%
Baltimore (City of), MD (Convention Center Hotel); Series 2017, Ref. RB	5.00%	09/01/2033	1,105	1,160,916
Baltimore (City of), MD (Water); Series 2017 A, RB	5.00%	07/01/2033	2,500	3,061,746
Gaithersburg (City of), MD (Asbury Maryland Obligated Group); Series 2018 A, Ref. RB	5.00%	01/01/2033	2,000	2,246,337
Howard (County of), MD (Downtown Columbia); Series 2017 A, RB(e)	4.13%	02/15/2034	1,000	1,057,970
Maryland (State of) Department of Transportation; Series 2012, RB	2.25%	10/01/2025	100	100,134
Maryland (State of) Health & Higher Educational Facilities Authority (Adventist Healthcare); Series 2011 A, RB	6.00%	01/01/2026	4,500	4,650,543
Maryland (State of) Health & Higher Educational Facilities Authority (Stevenson University);
Series 2021, Ref. RB	5.00%	06/01/2028	250	309,405
Series 2021, Ref. RB	5.00%	06/01/2030	350	446,308
Series 2021, Ref. RB	5.00%	06/01/2032	400	516,214
Series 2021, Ref. RB	4.00%	06/01/2034	350	411,644
Series 2021, Ref. RB	4.00%	06/01/2036	450	526,182
Maryland Economic Development Corp.;
Series 2020, RB	3.25%	09/01/2030	1,000	1,127,025
Series 2020, RB	4.00%	09/01/2040	2,500	2,911,473
Maryland Economic Development Corp. (AFCO Cargo BWI II, LLC); Series 2017, Ref. RB(a)(e)	4.00%	07/01/2024	1,365	1,420,541
Maryland Economic Development Corp. (Purple Line Light Rail);
Series 2016, RB(a)	5.00%	03/31/2024	5,770	5,899,808
Series 2016, RB(a)	5.00%	03/31/2025	2,435	2,489,780
Series 2016, RB(a)	5.00%	09/30/2025	1,795	1,835,382
				30,171,408
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Massachusetts–1.00%
Massachusetts (Commonwealth of); Series 2005, Ref. RB (INS - NATL)(b)	5.50%	01/01/2034	$ 3,000	$ 4,154,612
Massachusetts (Commonwealth of) Bay Transportation Authority; Series 2006 A, RB	5.25%	07/01/2031	1,330	1,857,657
Massachusetts (Commonwealth of) Department of Transportation; Series 2019 A, Ref. RB	5.00%	01/01/2033	3,000	3,802,480
Massachusetts (Commonwealth of) Department of Transportation (Contract Assistance); Series 2018 A, Ref. RB	5.00%	01/01/2029	495	646,350
Massachusetts (Commonwealth of) Development Finance Agency;
Series 2019 A, Ref. RB	5.00%	07/01/2031	1,530	1,917,999
Series 2019 A, Ref. RB	5.00%	07/01/2032	2,115	2,644,642
Massachusetts (Commonwealth of) Development Finance Agency (Emerson College); Series 2017 A, Ref. RB	5.00%	01/01/2026	1,600	1,911,110
Massachusetts (Commonwealth of) Development Finance Agency (Newbridge Charles, Inc.); Series 2017, Ref. RB(e)	5.00%	10/01/2037	1,500	1,647,308
Massachusetts (Commonwealth of) Development Finance Agency (Partners Healthcare); Series 2012, RB(c)(g)	5.00%	07/01/2021	130	130,507
Massachusetts (Commonwealth of) Development Finance Agency (Suffolk University); Series 2017, Ref. RB	5.00%	07/01/2034	1,000	1,206,210
Massachusetts (Commonwealth of) Water Resources Authority; Series 2007 B, Ref. RB (INS - AGM)(b)	5.25%	08/01/2025	300	359,644
Massachusetts (State of) Development Finance Agency;
Series 2021 G, Ref. RB	5.00%	07/01/2038	300	393,065
Series 2021 G, Ref. RB	5.00%	07/01/2039	350	457,344
Series 2021 G, Ref. RB	4.00%	07/01/2046	1,000	1,179,125
Massachusetts (State of) Development Finance Agency (Partners Healthcare); Series 2012, RB(c)(g)	5.00%	07/01/2021	120	120,477
				22,428,530
Michigan–3.15%
Charyl Stockwell Academy; Series 2015, Ref. RB	4.88%	10/01/2023	245	253,298
Detroit (City of), MI Downtown Development Authority (Catalyst Development);
Series 2018 A, Ref. RB (INS - AGM)(b)	5.00%	07/01/2030	700	789,228
Series 2018 A, Ref. RB (INS - AGM)(b)	5.00%	07/01/2032	2,000	2,253,632
East Lansing School District; Series 2017 I, GO Bonds	5.00%	05/01/2033	2,000	2,466,073
Great Lakes Water Authority; Series 2018 B, Ref. RB	5.00%	07/01/2029	3,000	3,921,484
Kalamazoo (City of), MI Economic Development Corp. (Heritage Community of Kalamazoo); Series 2019, Ref. RB	5.00%	05/15/2042	2,010	2,258,687
Kalamazoo Economic Development Corp. (Heritage Community of Kala);
Series 2019, Ref. RB	5.00%	05/15/2032	935	1,072,797
Series 2020, RB	2.88%	05/15/2026	1,520	1,535,071
Kentwood Economic Development Corp. (Holland Hom Obligated Group); Series 2019, Ref. RB	5.00%	11/15/2032	2,100	2,438,691
Michigan (State of) Building Authority;
Series 2015 I, Ref. RB(c)(g)	5.00%	10/15/2025	615	735,936
Series 2015 I, Ref. RB	5.00%	04/15/2031	4,385	5,220,192
Michigan (State of) Finance Authority;
Series 2015, Ref. RB	5.00%	11/15/2032	245	284,807
Series 2020 B-1, Ref. RB	5.00%	06/01/2049	1,000	1,212,069
Michigan (State of) Finance Authority (Detroit Water & Sewerage Department);
Series 2014 C-7, Ref. RB (INS - NATL)(b)	5.00%	07/01/2026	1,000	1,149,931
Series 2014 C-7, Ref. RB (INS - NATL)(b)	5.00%	07/01/2027	1,000	1,147,594
Series 2014 D-2, Ref. RB (INS - AGM)(b)	5.00%	07/01/2026	9,000	10,349,379
Series 2014 D-4, Ref. RB	5.00%	07/01/2029	5,000	5,684,915
Series 2015 D-1, Ref. RB	5.00%	07/01/2029	750	881,871
Series 2015, Ref. RB	5.00%	07/01/2035	2,900	3,386,906
Michigan (State of) Finance Authority (Henry Ford Health System); Series 2016, Ref. RB	5.00%	11/15/2028	2,000	2,464,382
Michigan (State of) Finance Authority (Local Government Loan Program); Series 2014 F, Ref. RB	4.50%	10/01/2029	5,590	5,827,245
Michigan (State of) Finance Authority (Trinity Health Credit Group); Series 2017 A, Ref. RB	5.00%	12/01/2034	2,000	2,485,769
Michigan (State of) Finance Authority (Wayne (County of) Criminal Justice Center); Series 2018, RB	5.00%	11/01/2029	1,500	1,928,220
Michigan (State of) Strategic Fund (Canterbury Health Care, Inc.); Series 2016, RB(e)	5.00%	07/01/2031	1,530	1,556,695
Michigan (State of) Strategic Fund (Holland Home Obligated Group); Series 2019, Ref. RB	5.00%	11/15/2034	1,810	2,086,721
Romulus (City of), MI Tax Increment Finance Authority; Series 2016, Ref. RB (INS - BAM)(b)	5.00%	11/01/2026	1,805	2,150,051
Summit Academy North;
Series 2016, Ref. RB	4.00%	11/01/2021	345	347,279
Series 2016, Ref. RB	5.00%	11/01/2031	1,665	1,693,233
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Michigan–(continued)
Wayne (County of), MI Airport Authority (Detroit Metropolitan Airport); Series 2012 D, Ref. RB(a)	5.00%	12/01/2028	$ 2,500	$ 2,679,140
				70,261,296
Minnesota–0.41%
Dakota (County of), MN Community Development Agency (Sanctuary at West St. Paul); Series 2015, RB	5.75%	08/01/2030	390	314,517
Duluth (City of), MN Housing & Redevelopment Authority (Duluth Public Schools Academy);
Series 2018 A, Ref. RB	4.25%	11/01/2028	320	351,733
Series 2018 A, Ref. RB	5.00%	11/01/2033	205	231,919
Maple Grove (City of), MN (Maple Grove Hospital Corp.);
Series 2017, Ref. RB	5.00%	05/01/2031	500	604,453
Series 2017, Ref. RB	5.00%	05/01/2032	1,600	1,930,181
Minnesota (State of) Higher Education Facilities Authority (Bethel University); Series 2017, Ref. RB	5.00%	05/01/2032	1,750	1,946,685
St. Louis Park (City of), MN (Place Via Sol Project); Series 2018, Ref. RB(c)(e)(k)	6.00%	07/01/2027	1,250	1,334,324
St. Paul (City of), MN Housing & Redevelopment Authority (High School for Recording Arts); Series 2015, RB	5.13%	10/01/2023	205	214,727
Woodbury (City of), MN Housing & Redevelopment Authority (St. Therese of Woodbury);
Series 2014, RB	3.60%	12/01/2021	225	226,382
Series 2014, RB	4.00%	12/01/2022	490	501,317
Series 2014, RB	4.00%	12/01/2023	300	310,976
Series 2014, RB	4.00%	12/01/2024	175	183,379
Series 2014, RB	5.00%	12/01/2029	1,000	1,065,931
				9,216,524
Mississippi–0.96%
Mississippi (State of) Hospital Equipment & Facilities Authority;
Series 2020, Ref. RB	5.00%	10/01/2033	650	823,643
Series 2020, Ref. RB	5.00%	10/01/2034	725	915,188
Series 2020, Ref. RB	5.00%	10/01/2035	600	755,945
Series 2020, Ref. RB	5.00%	10/01/2036	650	816,750
Mississippi (State of) Hospital Equipment & Facilities Authority (Forrest Co. General Hospital);
Series 2019 B, Ref. RB	5.00%	01/01/2029	1,000	1,261,339
Series 2019 B, Ref. RB	5.00%	01/01/2030	1,000	1,278,544
Mississippi Business Finance Corp. (Chevron U.S.A., Inc.); Series 2007 E, VRD IDR(i)	0.01%	12/01/2030	10,000	10,000,000
Warren (County of), MS (International Paper Co.); Series 2011 A, RB	5.38%	12/01/2035	5,500	5,624,615
				21,476,024
Missouri–1.23%
Arnold Retail Corridor Transportation Development District; Series 2019, Ref. RB	3.00%	11/01/2028	80	81,274
Cape Girardeau (County of), MO Industrial Development Authority (South Eastern Health);
Series 2017 A, Ref. RB	5.00%	03/01/2036	3,000	3,533,807
Series 2017, Ref. RB	5.00%	03/01/2029	100	120,057
Kansas City (City of), MO; Series 2017 C, Ref. RB	5.00%	09/01/2032	1,850	2,300,750
Kansas City (City of), MO Industrial Development Authority (Downtown Redevelopment District);
Series 2011 A, Ref. RB(c)(g)	5.50%	09/01/2021	2,000	2,026,890
Series 2011 A, Ref. RB(c)(g)	5.50%	09/01/2021	1,000	1,013,445
Series 2011 A, Ref. RB	5.50%	09/01/2028	2,000	2,025,757
Kansas City (City of), MO Industrial Development Authority (Kansas City International Airport); Series 2019 B, RB(a)	5.00%	03/01/2035	1,000	1,253,413
Kansas City (City of), MO Industrial Development Authority (Ward Parkway Center Community Improvement District); Series 2016 A, Ref. RB(e)	4.25%	04/01/2026	15	15,858
Kirkwood (City of), MO Industrial Development Authority (Aberdeen Heights); Series 2017, Ref. RB	5.25%	05/15/2032	2,685	3,052,814
Missouri (State of) Health & Educational Facilities Authority (Lutheran Senior Services);
Series 2016 B, Ref. RB	5.00%	02/01/2032	1,000	1,152,193
Series 2016, Ref. RB	5.00%	02/01/2033	1,305	1,501,708
Series 2019 A, RB	5.00%	02/01/2029	1,100	1,249,343
Missouri (State of) Joint Municipal Electric Utility Commission (Iatan 2); Series 2014 A, Ref. RB	5.00%	01/01/2029	2,000	2,226,639
Missouri (State of) Joint Municipal Electric Utility Commission (Prairie Street);
Series 2015 A, Ref. RB	5.00%	06/01/2027	1,500	1,764,160
Series 2015 A, Ref. RB	5.00%	12/01/2027	640	752,431
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Missouri–(continued)
St. Charles (County of), MO Industrial Development Authority (Suemandy/Mid-Rivers Community Improvement District); Series 2016, RB(e)	4.00%	10/01/2028	$ 395	$ 402,698
St. Louis (County of), MO Industrial Development Authority (Friendship Village of Sunset Hills);
Series 2012, RB	4.50%	09/01/2023	340	353,886
Series 2012, RB	5.00%	09/01/2032	1,490	1,547,750
St. Louis Municipal Finance Corp.; Series 2015, Ref. RB (INS - AGM)(b)	5.00%	07/15/2030	1,000	1,130,857
				27,505,730
Nebraska–0.92%
Central Plains Energy Project (No. 3);
Series 2012, RB(m)	5.00%	09/01/2032	5,000	5,297,497
Series 2012, RB(m)	5.25%	09/01/2037	5,000	5,313,056
Central Plains Energy Project (No. 4); Series 2018, RB(c)	5.00%	01/01/2024	3,635	4,030,840
Public Power Generation Agency (Whelan Energy Center Unit 2); Series 2016 A, Ref. RB	5.00%	01/01/2034	5,000	6,008,447
				20,649,840
Nevada–0.55%
Carson (City of), NV (Carson-Tahoe Regional Medical Center); Series 2012, Ref. RB(c)(g)	5.00%	09/01/2022	1,000	1,057,943
Clark (County of), NV; Series 2006, GO Bonds (INS - AMBAC)(b)	3.00%	11/01/2033	5,000	5,006,841
Clark (County of), NV (Special Improvement District No. 159);
Series 2015, RB	5.00%	08/01/2026	140	157,233
Series 2015, RB	5.00%	08/01/2029	1,280	1,416,441
Series 2015, RB	5.00%	08/01/2031	1,410	1,551,359
Series 2015, RB	5.00%	08/01/2032	345	377,753
Las Vegas (City of), NV Special Improvement District No. 607; Series 2013, Ref. RB	5.00%	06/01/2024	35	38,524
Las Vegas (City of), NV Special Improvement District No. 815;
Series 2020, RB	3.25%	12/01/2025	235	253,565
Series 2020, RB	4.00%	12/01/2030	240	272,003
Sparks (City of), NV (Tourism Improvement District No. 1); Series 2019 A, Ref. RB(e)	2.75%	06/15/2028	2,000	2,074,047
				12,205,709
New Hampshire–0.25%
New Hampshire (State of) Business Finance Authority (Covanta Green Bonds); Series 2020 B, Ref. RB(a)(c)(e)	3.75%	07/02/2040	605	629,141
New Hampshire (State of) Business Finance Authority (Covanta); Series 2020 A, Ref. RB(c)(e)	3.63%	07/02/2040	370	384,442
New Hampshire (State of) Health & Education Facilities Authority (Southern New Hampshire University); Series 2012, RB(c)(g)	5.00%	01/01/2022	1,500	1,542,557
New Hampshire Business Finance Authority; Series 2020-1, Class A	4.13%	01/20/2034	2,456	2,961,951
				5,518,091
New Jersey–7.67%
Atlantic City (City of), NJ; Series 2017 A, Ref. GO Bonds (INS - BAM)(b)	5.00%	03/01/2032	250	302,289
Burlington (County of), NJ Bridge Commission; Series 2002, RB	4.50%	10/15/2022	15	15,047
Casino Reinvestment Development Authority; Series 2014, Ref. RB (INS - AGM)(b)	5.00%	11/01/2027	1,000	1,125,631
Garden State Preservation Trust; Series 2005 A, RB (INS - AGM)(b)	5.75%	11/01/2028	2,000	2,473,440
Gloucester (County of), NJ Pollution Control Financing Authority (Logan); Series 2014 A, Ref. PCR(a)	5.00%	12/01/2024	2,720	2,851,253
New Jersey (State of); Series 2020 A, GO Bonds	5.00%	06/01/2029	9,000	11,704,500
New Jersey (State of) Economic Development Authority;
Series 2005 N-1, Ref. RB (INS - NATL)(b)(l)(n)	5.50%	09/01/2022	7,500	7,990,574
Series 2012, Ref. RB	5.00%	06/15/2022	1,000	1,043,295
Series 2012, Ref. RB	5.00%	06/15/2023	3,125	3,257,831
Series 2012, Ref. RB	5.00%	06/15/2025	3,050	3,169,156
Series 2013 NN, Ref. RB	5.00%	03/01/2026	305	329,612
Series 2014 A, RB(e)	6.20%	10/01/2044	200	218,141
Series 2015 XX, Ref. RB	5.00%	06/15/2025	2,000	2,351,108
Series 2017 A, Ref. RB (INS - BAM)(b)	5.00%	07/01/2028	5,035	6,242,552
Series 2017 DDD, RB	5.00%	06/15/2031	3,670	4,443,073
Series 2021, RB	4.00%	06/15/2040	1,000	1,167,391
Series 2021, RB	4.00%	06/15/2041	1,000	1,162,915
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey–(continued)
New Jersey (State of) Economic Development Authority (American Water Co., Inc.); Series 2019, Ref. RB(a)(c)	2.20%	12/03/2029	$ 2,500	$ 2,658,634
New Jersey (State of) Economic Development Authority (Continental Airlines, Inc.);
Series 1999, RB(a)	5.13%	09/15/2023	5,000	5,296,493
Series 2012, RB(a)	5.75%	09/15/2027	3,225	3,352,115
New Jersey (State of) Economic Development Authority (Newark Downtown District Management Corp.); Series 2019, Ref. RB	5.13%	06/15/2037	112	140,501
New Jersey (State of) Economic Development Authority (Paterson Charter School for Science and Technology, Inc.);
Series 2012 C, RB	5.00%	07/01/2022	300	307,092
Series 2012 C, RB	5.00%	07/01/2032	475	491,498
New Jersey (State of) Economic Development Authority (Port Newark Container Terminal LLC); Series 2017, Ref. RB(a)	5.00%	10/01/2047	1,000	1,153,095
New Jersey (State of) Economic Development Authority (Provident Group - Rowan Properties LLC - Rowan University Student Housing); Series 2015 A, RB	5.00%	01/01/2030	250	267,461
New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement);
Series 2013, RB(a)	5.00%	07/01/2021	425	426,701
Series 2013, RB(a)	5.50%	01/01/2026	1,390	1,574,434
Series 2013, RB(a)	5.50%	01/01/2027	2,130	2,409,188
Series 2013, RB(a)	5.00%	01/01/2028	1,000	1,115,506
New Jersey (State of) Educational Facilities Authority (Higher Education Facilities Trust Fund); Series 2014, RB	5.00%	06/15/2026	1,000	1,135,562
New Jersey (State of) Educational Facilities Authority (Rider University);
Series 2017 F, RB	5.00%	07/01/2032	395	428,314
Series 2017 F, RB	5.00%	07/01/2033	415	449,054
Series 2017 F, RB	5.00%	07/01/2035	1,000	1,078,081
New Jersey (State of) Health Care Facilities Financing Authority (Meridian Health System Obligated Group);
Series 2011, Ref. RB	5.00%	07/01/2025	1,500	1,576,042
Series 2011, Ref. RB	5.00%	07/01/2027	2,000	2,100,048
New Jersey (State of) Health Care Facilities Financing Authority (Princeton Healthcare System); Series 2016, Ref. RB	5.00%	07/01/2031	1,000	1,217,349
New Jersey (State of) Health Care Facilities Financing Authority (Princeton HealthCare System); Series 2016, Ref. RB	5.00%	07/01/2030	1,200	1,462,833
New Jersey (State of) Health Care Facilities Financing Authority (Valley Health System Obligated Group); Series 2019, RB	5.00%	07/01/2030	1,250	1,624,200
New Jersey (State of) Higher Education Student Assistance Authority;
Series 2013 1B, RB(a)	4.75%	12/01/2043	5,000	5,189,484
Series 2018 B, Ref. RB(a)	5.00%	12/01/2025	2,250	2,665,261
Series 2021 B, RB(a)	2.50%	12/01/2040	2,000	2,030,946
New Jersey (State of) Transportation Trust Fund Authority;
Series 2008 A, RB(h)	0.00%	12/15/2028	255	223,709
Series 2009 C, RB	5.25%	06/15/2032	250	288,110
Series 2010 D, RB	5.25%	12/15/2023	1,500	1,688,716
Series 2011 A, RB(c)(g)	5.00%	06/15/2021	250	250,437
Series 2013 AA, RB	5.00%	06/15/2021	5,270	5,279,065
Series 2013 AA, RB	5.25%	06/15/2030	710	774,868
Series 2015 AA, RB	5.00%	06/15/2023	2,000	2,193,688
Series 2018 A, Ref. RB	5.00%	12/15/2032	5,000	6,263,156
Series 2018 A, Ref. RN	5.00%	06/15/2023	2,500	2,736,197
Series 2018 A, Ref. RN(l)(n)	5.00%	06/15/2029	4,500	5,356,499
Series 2018 A, Ref. RN(l)(n)	5.00%	06/15/2030	2,000	2,368,940
Series 2019, Ref. RB	5.00%	12/15/2024	2,500	2,899,916
Series 2020 AA, RB	4.00%	06/15/2035	2,000	2,368,961
Series 2020 AA, RB	4.00%	06/15/2036	2,500	2,954,117
Series 2021 A, Ref. RB	4.00%	06/15/2035	5,000	5,972,272
Series 2021 A, Ref. RB	4.00%	06/15/2036	4,500	5,350,556
New Jersey (State of) Turnpike Authority; Series 2021 A, RB	4.00%	01/01/2042	5,000	5,984,924
New Jersey Transportation Trust Fund Authority; Series 2018 A, Ref. RB	5.00%	12/15/2028	5,000	6,352,195
North Hudson Sewerage Authority; Series 2012 A, Ctfs.(c)(g)	5.00%	06/01/2022	90	94,413
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey–(continued)
Salem (County of), NJ Pollution Control Financing Authority (Chambers); Series 2014 A, Ref. PCR(a)	5.00%	12/01/2023	$ 4,400	$ 4,643,217
South Jersey Transportation Authority; Series 2014 A, Ref. RB	5.00%	11/01/2028	500	568,763
Tobacco Settlement Financing Corp.;
Series 2018 A, Ref. RB	5.00%	06/01/2029	2,500	3,165,795
Series 2018 A, Ref. RB	5.00%	06/01/2030	5,000	6,285,278
Series 2018 A, Ref. RB	5.00%	06/01/2031	4,650	5,821,467
Series 2018 A, Ref. RB	5.00%	06/01/2032	335	417,954
Series 2018 B, Ref. RB	3.20%	06/01/2027	985	1,010,584
				171,311,497
New Mexico–0.09%
New Mexico (State of) Hospital Equipment Loan Council (Haverland Charter Lifestyle Group); Series 2013, RB	4.00%	07/01/2022	685	696,993
Santa Fe (City of), NM (El Castillo Retirement);
Series 2019 A, RB	5.00%	05/15/2034	725	826,330
Series 2019 A, RB	5.00%	05/15/2039	500	565,104
				2,088,427
New York–10.24%
Buffalo & Erie County Industrial Land Development Corp. (Medaille College); Series 2018, Ref. RB(e)	5.00%	10/01/2038	500	556,645
Build NYC Resource Corp. (Brooklyn Navy Yard); Series 2019, Ref. RB(a)(e)	5.25%	12/31/2033	1,500	1,641,010
Build NYC Resource Corp. (Pratt Paper, Inc.); Series 2014, Ref. RB(a)(e)	4.50%	01/01/2025	815	871,099
City of New Rochelle Corp. for Local Development (Iona College); Series 2015 A, Ref. RB	5.00%	07/01/2035	350	395,067
Long Island (City of), NY Power Authority;
Series 2014 A, Ref. RB	5.00%	09/01/2034	4,000	4,550,711
Series 2018, RB	5.00%	09/01/2029	1,000	1,292,107
Metropolitan Transportation Authority;
Series 2015 C-1, Ref. RB	5.00%	11/15/2031	1,875	2,186,161
Series 2015 C-1, Ref. RB	5.25%	11/15/2031	2,500	2,944,306
Subseries 2012 G-4, Ref. RB (67% of 1 mo. USD LIBOR + 0.55%)(c)(d)	0.61%	11/01/2022	2,950	2,949,744
Subseries 2014 D-2, RB (SIFMA Municipal Swap Index + 0.45%)(c)(d)	0.48%	11/15/2022	3,500	3,482,832
Metropolitan Transportation Authority (Green Bonds);
Series 2015 A-2, RB(c)	5.00%	05/15/2030	3,000	3,892,630
Series 2016 A-2, Ref. RB	5.00%	11/15/2024	1,360	1,569,630
Series 2017 C-2, Ref. RB(h)	0.00%	11/15/2029	1,000	851,531
Monroe County Industrial Development Corp. (St. Ann’s Community); Series 2019, Ref. RB	4.00%	01/01/2030	1,885	2,043,323
Monroe County Industrial Development Corp. (University of Rochester); Series 2017 D, Ref. RB	4.00%	07/01/2036	1,000	1,155,712
Nassau County Tobacco Settlement Corp.; Series 2006 A-2, RB	5.25%	06/01/2026	500	511,497
New York & New Jersey (States of) Port Authority;
Series 2019 218, RB(a)	5.00%	11/01/2030	3,000	3,891,408
Series 2019, RB(a)	5.00%	11/01/2033	1,525	1,956,524
Series 2021, Ref. RB(a)	4.00%	07/15/2041	1,850	2,215,455
Two Hundred Second Series 2017, Ref. RB(a)	5.00%	10/15/2035	3,000	3,621,616
Two Hundred Seventh Series 2018, Ref. RB(a)(l)(n)	5.00%	09/15/2028	9,000	11,393,123
New York (City of), NY;
Series 2012 A-2, VRD GO Bonds(i)	0.01%	10/01/2038	10,000	10,000,000
Series 2015 C, Ref. GO Bonds	5.00%	08/01/2029	1,000	1,162,084
Series 2016 E, Ref. GO Bonds	5.00%	08/01/2027	5,000	6,101,515
Series 2019 B-1, GO Bonds	5.00%	10/01/2032	1,000	1,296,306
Series 2019 B-1, GO Bonds	5.00%	10/01/2033	2,000	2,583,048
Series 2020 C, GO Bonds	4.00%	08/01/2037	4,000	4,819,759
New York (City of), NY Transitional Finance Authority;
Series 2018 S-2A, Ref. RB	5.00%	07/15/2034	5,000	6,321,581
Series 2019 C-1, RB	4.00%	11/01/2036	5,000	5,954,394
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York (State of) Dormitory Authority;
Series 2019 A, RB	5.00%	10/01/2033	$ 1,350	$ 1,678,881
Series 2019 A, Ref. RB	5.00%	03/15/2037	3,000	3,795,450
Series 2020 A, Ref. RB	4.00%	03/15/2035	5,000	6,103,518
Series 2020 B, RB (INS - BAM)(b)	4.00%	08/15/2040	2,000	2,247,270
Series 2020 D, Ref. RB	4.00%	02/15/2036	7,870	9,475,283
Series 2021 A, Ref. RB	4.00%	03/15/2041	8,185	9,843,924
New York (State of) Dormitory Authority (Montefiore Obligated Group);
Series 2018 A, Ref. RB	5.00%	08/01/2028	1,755	2,204,566
Series 2018 A, Ref. RB	5.00%	08/01/2030	2,420	3,008,003
New York (State of) Dormitory Authority (Orange Regional Medical Center);
Series 2015, Ref. RB(e)	5.00%	12/01/2024	300	342,968
Series 2017, Ref. RB(e)	5.00%	12/01/2033	2,000	2,427,755
Series 2017, Ref. RB(e)	5.00%	12/01/2034	1,000	1,214,454
New York (State of) Dormitory Authority (Ozanam Hall of Queens Nursing Home, Inc.); Series 2006, RB (LOC - Allied Irish Banks PLC)(j)	5.00%	11/01/2026	35	35,627
New York (State of) Energy Research & Development Authority (Consolidated Edison Co. of New York, Inc.); Subseries 2005 A-2, VRD RB (LOC - Mizuho Bank Ltd.)(i)(j)	0.03%	05/01/2039	5,000	5,000,000
New York (State of) Thruway Authority;
Series 2018 L, Ref. RB	5.00%	01/01/2030	500	629,081
Series 2018 L, Ref. RB	5.00%	01/01/2031	1,000	1,252,244
Series 2019 B, Ref. RB	4.00%	01/01/2037	1,490	1,766,971
New York City (City of), NY Transitional Finance Authority; Series 2019 B-1, RB	4.00%	11/01/2038	2,800	3,341,975
New York Counties Tobacco Trust VI;
Series 2016 B, Ref. RB	5.00%	06/01/2027	280	338,321
Series 2016 B, Ref. RB	5.00%	06/01/2030	270	320,632
Series 2016 B, Ref. RB	5.00%	06/01/2031	250	295,013
New York Liberty Development Corp. (Goldman Sachs Headquarters); Series 2005, Ref. RB	5.25%	10/01/2035	2,660	3,832,133
New York State Dormitory Authority; Series 2015 B, RB	5.00%	02/15/2032	2,055	2,391,934
New York Transportation Development Corp.;
Series 2020 A, Ref. RB(a)	5.00%	12/01/2030	1,000	1,309,672
Series 2020 A, Ref. RB(a)	5.00%	12/01/2032	1,250	1,619,052
New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport);
Series 2016, Ref. RB(a)	5.00%	08/01/2021	4,985	5,023,193
Series 2020, Ref. RB(a)	5.25%	08/01/2031	1,870	2,233,635
Series 2020, Ref. RB(a)	5.38%	08/01/2036	1,000	1,255,558
New York Transportation Development Corp. (American Airlines, Inc.);
Series 2016, Ref. RB(a)	5.00%	08/01/2026	10,000	10,073,160
Series 2016, Ref. RB(a)	5.00%	08/01/2031	17,000	17,120,253
New York Transportation Development Corp. (Delta Air Lines, Inc. LaGuardia Airport Terminal C&D Redevelopment);
Series 2018, RB(a)	5.00%	01/01/2026	10,000	11,835,082
Series 2018, RB(a)	5.00%	01/01/2034	1,540	1,868,409
Series 2018, RB(a)	5.00%	01/01/2036	960	1,161,862
New York Transportation Development Corp. (Delta Air Lines, Inc.-Laguardia); Series 2020, RB(a)	4.00%	10/01/2030	3,000	3,608,459
New York Transportation Development Corp. (Laguardia Airport Terminal B Redevelopment); Series 2016 A, RB (INS - AGM)(a)(b)	4.00%	07/01/2041	1,000	1,095,931
New York Transportation Development Corp. (Terminal 4 JFK International Airport);
Series 2020, Ref. RB	5.00%	12/01/2027	1,985	2,494,569
Series 2020, Ref. RB	5.00%	12/01/2029	1,000	1,305,628
Series 2020, Ref. RB	5.00%	12/01/2030	1,000	1,325,273
Series 2020, Ref. RB	5.00%	12/01/2032	1,600	2,103,649
Oneida County Local Development Corp. (Mohawk Valley Health System); Series 2019, Ref. RB (INS - AGM)(b)	5.00%	12/01/2031	1,000	1,272,711
Otsego County Capital Resource Corp. (Hartwick College); Series 2015 A, Ref. RB	5.00%	10/01/2030	500	526,378
Rockland Tobacco Asset Securitization Corp.; Series 2001, RB	5.63%	08/15/2035	2,080	2,098,861
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
TSASC, Inc.;
Series 2017 A, Ref. RB	5.00%	06/01/2032	$ 2,000	$ 2,444,967
Series 2017 A, Ref. RB	5.00%	06/01/2033	1,500	1,827,684
Series 2017 A, Ref. RB	5.00%	06/01/2034	1,000	1,214,776
				228,575,583
North Carolina–1.69%
Charlotte (City of), NC (Charlotte Douglas International Airport);
Series 2017 A, RB	5.00%	07/01/2034	750	929,791
Series 2017 A, RB	5.00%	07/01/2035	1,000	1,239,483
Charlotte-Mecklenburg Hospital Authority (Carolinas HealthCare System); Series 2018 E, Ref. RB (SIFMA Municipal Swap Index + 0.45%)(c)(d)	0.48%	12/01/2021	3,000	3,000,598
Columbus (County of), NC Industrial Facilities & Pollution Control Financing Authority (International Paper Co.); Series 2019, Ref. RB(c)	2.00%	10/01/2024	1,500	1,572,694
New Hanover (County of), NC (New Hanover Regional Medical Center);
Series 2017, Ref. RB(c)(g)	5.00%	10/01/2027	1,000	1,254,534
Series 2017, Ref. RB(g)	5.00%	10/01/2027	1,100	1,379,988
North (State of) Carolina Medical Care Commission (Lutheran Services for the Aging);
Series 2021, RB	4.00%	03/01/2029	275	309,358
Series 2021, RB	4.00%	03/01/2030	285	320,629
Series 2021, RB	4.00%	03/01/2031	290	324,126
Series 2021, RB	4.00%	03/01/2036	900	992,260
Series 2021, RB	4.00%	03/01/2041	1,050	1,143,993
North Carolina (State of); Series 2019, RB	5.00%	03/01/2032	3,000	3,838,301
North Carolina (State of) Department of Transportation (I-77 HOT Lanes);
Series 2015, RB(a)	5.00%	06/30/2026	1,700	1,953,058
Series 2015, RB(a)	5.00%	06/30/2027	1,215	1,389,815
Series 2015, RB(a)	5.00%	06/30/2029	1,340	1,519,216
Series 2015, RB(a)	5.00%	06/30/2030	1,405	1,586,576
North Carolina (State of) Medical Care Commission; Series 2020 A, RB	5.00%	07/01/2033	1,250	1,617,710
North Carolina (State of) Medical Care Commission (Forest at Duke (The)); Series 2021, RB	4.00%	09/01/2041	925	1,076,621
North Carolina (State of) Medical Care Commission (Lutheran Services); Series 2012, Ref. RB	4.25%	03/01/2024	835	855,014
North Carolina (State of) Medical Care Commission (Pennybyrn at Maryfield);
Series 2020, RB	2.50%	10/01/2024	740	743,876
Series 2020, RB	2.88%	10/01/2026	650	653,419
North Carolina (State of) Municipal Power Agency No. 1 (Catawba); Series 2015 A, Ref. RB	5.00%	01/01/2028	5,000	5,930,101
North Carolina (State of) Turnpike Authority; Series 2017, Ref. RB (INS - AGM)(b)	5.00%	01/01/2031	1,250	1,511,951
Raleigh & Durham (Cities of), NC Airport Authority; Series 2020 A, Ref. RB(a)	5.00%	05/01/2033	2,000	2,595,612
				37,738,724
North Dakota–0.16%
Burleigh (County of), ND (University of Mary);
Series 2016, RB	4.38%	04/15/2026	590	622,012
Series 2016, RB	5.10%	04/15/2036	2,815	2,995,471
				3,617,483
Ohio–3.34%
American Municipal Power, Inc. (Combined Hydroelectric); Series 2016 A, Ref. RB	4.00%	02/15/2035	3,000	3,349,542
Buckeye Tobacco Settlement Financing Authority; Series 2020 A-2, Ref. RB	4.00%	06/01/2037	8,310	9,945,761
Centerville (City of), OH (Graceworks Lutheran Services); Series 2017, Ref. RB	5.25%	11/01/2037	1,195	1,285,726
Cleveland (City of) & Cuyahoga (County of), OH Port Authority (Constellation Schools); Series 2014 A, Ref. RB	5.75%	01/01/2024	510	536,835
Cleveland (City of), OH; Series 2012 A, Ref. RB(c)(g)	5.00%	01/01/2022	2,750	2,828,841
Cleveland-Cuyahoga (County of), OH Port Authority (Euclid Avenue Development Corp.); Series 2014, Ref. RB	5.00%	08/01/2027	1,000	1,127,577
Columbus-Franklin (County of), OH Finance Authority (Easton); Series 2020, RB(e)	5.00%	06/01/2028	4,745	5,084,069
Cuyahoga (County of), OH (Metrohealth System); Series 2017, Ref. RB	5.00%	02/15/2032	3,980	4,722,116
Cuyahoga (County of), OH (MetroHealth System); Series 2017, Ref. RB	5.00%	02/15/2031	1,750	2,081,023
Franklin (County of), OH (First Community Village Obligated Group); Series 2013, Ref. RB	5.25%	07/01/2033	1,000	1,004,055
Gallia (County of), OH (Holzer Health System Obligated Group); Series 2012, Ref. RB(c)(g)	8.00%	07/01/2022	3,280	3,535,528
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Ohio–(continued)
Hamilton (County of), OH; Series 2016 A, Ref. RB	5.00%	12/01/2027	$ 3,410	$ 4,292,731
Hamilton (County of), OH (Christ Hospital); Series 2012, RB	5.25%	06/01/2023	1,500	1,569,470
Hamilton (County of), OH (Life Enriching Communities); Series 2012, RB	5.00%	01/01/2032	750	788,426
Hamilton (County of), OH (UC Health); Series 2020, RB	5.00%	09/15/2037	2,000	2,545,495
Montgomery (County of), OH (Premier Health Partners Obligated Group); Series 2019 B, Ref. VRD RB (LOC - PNC Bank N.A.)(i)(j)	0.03%	11/15/2045	10,000	10,000,000
Montgomery (County of), OH Hospital Facilities (Premier Health Partners Obligated Group); Series 2019 A, Ref. RB	5.00%	11/15/2034	1,500	1,871,681
Muskingum (County of), OH (Genesis Healthcare System); Series 2013, RB	5.00%	02/15/2033	1,240	1,295,748
Ohio (State of);
Series 2020 A, Ref. RB	5.00%	01/15/2033	600	772,724
Series 2020 A, Ref. RB	5.00%	01/15/2034	1,000	1,284,011
Series 2020 A, Ref. RB	5.00%	01/15/2035	900	1,153,193
Ohio (State of) (Portsmouth Bypass); Series 2015, RB(a)	5.00%	12/31/2025	1,300	1,514,706
Ohio (State of) Air Quality Development Authority (Ohio Valley Electric Corp.); Series 2014, RB(a)(c)	2.60%	10/01/2029	9,000	9,572,414
Ohio (State of) Air Quality Development Authority (Pratt Paper LLC); Series 2017, RB(a)(e)	3.75%	01/15/2028	1,780	1,950,291
Ohio (State of) Higher Educational Facility Commission; Series 2015, Ref. RB	6.00%	10/01/2021	130	130,446
Southeastern Ohio Port Authority (Memorial Health System); Series 2015, Ref. RB	5.50%	12/01/2029	350	387,987
				74,630,396
Oklahoma–0.60%
Comanche (County of), OK Hospital Authority; Series 2015, Ref. RB	5.00%	07/01/2023	2,815	3,026,623
Oklahoma (State of) Development Finance Authority (OU Medicine); Series 2018 B, RB	5.00%	08/15/2033	1,000	1,225,725
Payne (County of), OK Economic Development Authority (Epworth Living at the Ranch); Series 2016 B-2, RB(k)	4.75%	11/01/2023	852	4,259
Tulsa (City of), OK Municipal Airport Trust; Series 2001 A, Ref. RB(a)	5.50%	12/01/2035	3,250	3,493,236
Tulsa (City of), OK Municipal Airport Trust (American Airlines Group, Inc.); Series 2015, Ref. RB(a)(c)	5.00%	06/01/2025	5,000	5,601,869
				13,351,712
Oregon–0.43%
Clackamas (County of), OR Hospital Facility Authority (Rose Villa); Series 2020, Ref. RB	3.25%	11/15/2025	2,000	2,012,819
Forest Grove (City of), OR (Pacific University); Series 2015 A, Ref. RB	5.00%	05/01/2036	250	284,778
Medford (City of), OR Hospital Facilities Authority (Asante); Series 2020 A, Ref. RB	4.00%	08/15/2039	1,100	1,318,533
Multnomah (County of), OR (Hospital Facilities Authority Terwilliger Plaza, Inc.);
Series 2016, Ref. RB	5.00%	12/01/2025	295	343,935
Series 2016, Ref. RB	5.00%	12/01/2030	1,305	1,524,874
Portland (Port of), OR; Series 2017 24-B, RB(a)	5.00%	07/01/2035	3,255	3,913,156
Salem (City of), OR Hospital Facility Authority (Capital Manor, Inc.); Series 2012, Ref. RB	5.00%	05/15/2022	220	228,173
				9,626,268
Pennsylvania–6.47%
Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group Issue); Series 2018 A, Ref. RB	5.00%	04/01/2032	2,000	2,489,022
Allegheny (County of), PA Industrial Development Authority (United States Steel Corp.); Series 2019, Ref. RB	4.88%	11/01/2024	2,000	2,185,339
Allentown Neighborhood Improvement Zone Development Authority (City Center); Series 2018, RB(e)	5.00%	05/01/2033	3,795	4,551,073
Chester (County of), PA Health & Education Facilities Authority (Simpson Senior Services); Series 2015 A, Ref. RB	5.00%	12/01/2030	1,000	1,044,973
Coatesville Area School District Building Authority;
Series 2018, RB (INS - BAM)(b)	5.00%	12/01/2025	385	417,654
Series 2018, RB (INS - BAM)(b)	5.00%	12/01/2026	335	362,994
Series 2018, RB (INS - BAM)(b)	5.00%	12/01/2027	360	389,559
Coatesville School District; Series 2020 A, GO Bonds (INS - BAM)(b)(h)	0.00%	10/01/2036	1,300	781,089
Commonwealth Financing Authority;
Series 2018, RB	5.00%	06/01/2030	5,500	6,840,116
Series 2018, RB	5.00%	06/01/2031	2,000	2,478,116
Series 2018, RB	5.00%	06/01/2033	2,000	2,462,852
Delaware River Joint Toll Bridge Commission; Series 2019 B, Ref. RB	5.00%	07/01/2031	370	480,792
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
East Hempfield (Township of), PA Industrial Development Authority (Student Services, Inc. Student Housing at Millersville University of Pennsylvania); Series 2015, RB	5.00%	07/01/2025	$ 310	$ 328,780
Franklin (County of), PA Industrial Development Authority (Menno-Haven, Inc.);
Series 2018, Ref. RB	5.00%	12/01/2029	1,000	1,124,749
Series 2018, Ref. RB	5.00%	12/01/2031	1,005	1,118,966
Series 2018, Ref. RB	5.00%	12/01/2033	750	825,969
Lancaster (County of), PA Hospital Authority (Masonic Villages); Series 2015, Ref. RB	5.00%	11/01/2029	1,500	1,703,978
Lancaster (County of), PA Hospital Authority (Moravian Manors, Inc.); Series 2019 A, RB	5.00%	06/15/2038	1,110	1,240,587
Luzerne (County of), PA; Series 2015 A, Ref. GO Bonds (INS - AGM)(b)	5.00%	11/15/2029	500	593,417
Montgomery (County of), PA Higher Education & Health Authority (Thomas Jefferson University);
Series 2018 A, Ref. RB	5.00%	09/01/2030	3,500	4,441,133
Series 2018 C, RB (SIFMA Municipal Swap Index + 0.72%)(c)(d)	0.75%	09/01/2023	2,800	2,800,107
Series 2019, Ref. RB	5.00%	09/01/2031	545	698,723
Montgomery (County of), PA Industrial Development Authority (ACTS Retirement-Life Communities, Inc.); Series 2012, Ref. RB(c)(g)	5.00%	05/15/2022	2,000	2,093,895
Northampton (County of), PA Industrial Development Authority (Morningstar Senior Living, Inc.); Series 2012, RB	5.00%	07/01/2027	2,850	2,932,224
Pennsylvania (Commonwealth of);
First Series 2017, Ref. GO Bonds	5.00%	01/01/2026	5,400	6,487,875
Series 2015 1, GO Bonds	5.00%	03/15/2031	1,500	1,752,639
Series 2018 A, Ref. COP	5.00%	07/01/2029	300	375,630
Series 2018 A, Ref. COP	5.00%	07/01/2030	375	467,715
Series 2018 A, Ref. COP	5.00%	07/01/2031	425	528,562
Pennsylvania (Commonwealth of) Economic Development Financing Authority (PA Bridges Finco L.P.);
Series 2015, RB(a)	5.00%	12/31/2027	5,965	7,149,773
Series 2015, RB(a)	5.00%	12/31/2034	2,630	3,085,969
Pennsylvania (Commonwealth of) Public School Building Authority (Philadelphia School District); Series 2016 A, Ref. RB (INS - AGM)(b)	5.00%	06/01/2030	3,000	3,663,179
Pennsylvania (Commonwealth of) Turnpike Commission;
Series 2015 A-1, Ref. RB	5.00%	12/01/2028	1,055	1,235,791
Series 2015 A-1, Ref. RB	5.25%	12/01/2034	250	300,465
Series 2016 A-1, RB	5.00%	12/01/2041	1,000	1,175,288
Series 2017 3, Ref. RB	5.00%	12/01/2034	3,000	3,726,529
Series 2019 A, RB	5.00%	12/01/2031	1,860	2,422,269
Series 2019 A, RB	5.00%	12/01/2034	1,400	1,825,347
Subseries 2017, Ref. RB	5.00%	12/01/2031	4,075	5,074,512
Pennsylvania (State of) Economic Development Financing Authority (UPMC);
Series 2021 A, Ref. RB	4.00%	10/15/2037	1,375	1,678,196
Series 2021 A, Ref. RB	4.00%	10/15/2039	1,325	1,608,449
Pennsylvania (State of) Turnpike Commission; Series 2021 A, RB	3.00%	12/01/2042	6,500	6,980,730
Philadelphia (City of), PA;
Series 2019 B, GO Bonds	5.00%	02/01/2033	1,200	1,552,641
Series 2020 A, Ref. RB	4.00%	07/01/2040	5,000	5,938,771
Philadelphia (City of), PA Authority for Industrial Development;
Series 2017, RB	5.00%	12/01/2035	1,000	1,224,828
Series 2017, RB	5.00%	12/01/2037	1,310	1,599,043
Philadelphia (City of), PA Authority for Industrial Development (Kipp Philadelphia Charter School Program); Series 2016 A, RB	5.00%	04/01/2036	1,500	1,673,930
Philadelphia (City of), PA Authority for Industrial Development (La Salle University); Series 2017, Ref. RB	5.00%	05/01/2034	1,000	1,105,431
Philadelphia (City of), PA Authority for Industrial Development (Wesley Enhanced Living Obligated Group); Series 2017, Ref. RB	5.00%	07/01/2042	4,355	4,626,503
Philadelphia (City of), PA Gas Works;
Series 2015, Ref. RB	5.00%	08/01/2031	1,000	1,174,016
Series 2015, Ref. RB	5.00%	08/01/2032	1,000	1,173,118
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Philadelphia (City of), PA Hospitals & Higher Education Facilities Authority (Temple University Health System);
Series 2012 A, RB	5.63%	07/01/2042	$ 3,100	$ 3,248,028
Series 2017, Ref. RB	5.00%	07/01/2027	3,480	4,147,231
Series 2017, Ref. RB	5.00%	07/01/2029	2,295	2,713,446
Philadelphia (City of), PA Industrial Development Authority (Thomas Jefferson University); Series 2017 A, Ref. RB	5.00%	09/01/2035	3,000	3,628,467
Philadelphia School District;
Series 2007 A, Ref. GO Bonds (INS - NATL)(b)	5.00%	06/01/2025	2,400	2,805,068
Series 2018 A, GO Bonds	5.00%	09/01/2025	745	874,165
Series 2018 A, GO Bonds	5.00%	09/01/2032	510	645,306
Series 2019 A, GO Bonds	4.00%	09/01/2037	4,800	5,739,649
Pittsburgh (City of), PA Water & Sewer Authority; Series 2017 C, Ref. RB (SIFMA Municipal Swap Index + 0.65%), (INS - AGM)(b)(c)(d)	0.68%	12/01/2023	1,600	1,615,568
Reading School District;
Series 2017, Ref. GO Bonds (INS - AGM)(b)	5.00%	03/01/2035	30	36,461
Series 2017, Ref. GO Bonds (INS - AGM)(b)	5.00%	03/01/2036	25	30,332
School District of Philadelphia (The);
Series 2019 A, GO Bonds	5.00%	09/01/2027	1,500	1,856,260
Series 2019 A, GO Bonds	5.00%	09/01/2031	1,000	1,296,521
Scranton School District;
Series 2017 E, Ref. GO Bonds (INS - BAM)(b)	5.00%	12/01/2032	110	135,730
Series 2017 E, Ref. GO Bonds (INS - BAM)(b)	5.00%	12/01/2033	90	110,978
State Public School Building Authority (School District of Philidelphia (The)); Series 2016 A, Ref. RB (INS - AGM)(b)	5.00%	06/01/2031	120	146,455
Washington (County of), PA Redevelopment Authority (Victory Centre); Series 2018, Ref. RB	5.00%	07/01/2028	225	245,178
West Shore Area Authority (Messiah Village); Series 2015 A, Ref. RB	5.00%	07/01/2030	500	554,344
Wilkes-Barre Area School District; Series 2016 B, GO Bonds (INS - BAM)(b)	5.00%	08/01/2028	500	613,247
				144,435,740
Puerto Rico–2.25%
Children’s Trust Fund;
Series 2002, RB	5.38%	05/15/2033	940	945,792
Series 2002, RB	5.50%	05/15/2039	640	655,283
Series 2002, RB	5.63%	05/15/2043	700	703,638
Puerto Rico (Commonwealth of);
Series 2001 A, GO Bonds (INS - NATL)(b)	5.50%	07/01/2029	1,770	1,935,385
Series 2003 C-7, Ref. GO Bonds (INS - NATL)(b)	6.00%	07/01/2027	1,565	1,614,329
Series 2009 C, Ref. GO Bonds(k)	6.00%	07/01/2039	10,000	8,887,500
Puerto Rico (Commonwealth of) Aqueduct & Sewer Authority; Series 2012 A, RB	5.00%	07/01/2033	2,000	2,110,784
Puerto Rico (Commonwealth of) Electric Power Authority; Series 2008 WW, RB(k)	5.50%	07/01/2038	3,500	3,368,750
Puerto Rico (Commonwealth of) Highway & Transportation Authority; Series 2007 CC, Ref. RB (INS - AGM)(b)	5.50%	07/01/2030	2,485	2,954,183
Puerto Rico (Commonwealth of) Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority (University Plaza); Series 2000 A, RB (INS - NATL)(b)	5.00%	07/01/2033	1,430	1,436,362
Puerto Rico (Commonwealth of) Public Buildings Authority (Government Facilities);
Series 2007 M-3, Ref. RB (INS - NATL)(b)	6.00%	07/01/2025	2,375	2,669,489
Series 2007 M-3, Ref. RB (INS - NATL)(b)	6.00%	07/01/2028	1,130	1,166,658
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB(h)	0.00%	07/01/2027	10,272	9,232,289
Series 2018 A-1, RB(h)	0.00%	07/01/2029	10,160	8,657,515
Series 2018 A-1, RB	4.50%	07/01/2034	3,468	3,817,530
				50,155,487
Rhode Island–0.90%
Providence (City of), RI Public Building Authority; Series 2011 A, RB (INS - AGM)(b)	5.88%	06/15/2026	500	501,890
Rhode Island Health & Educational Building Corp. (University of Rhode Island - Auxiliary Enterprise); Series 2013 C, Ref. RB	5.00%	09/15/2022	1,000	1,061,141
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Rhode Island–(continued)
Tobacco Settlement Financing Corp.;
Series 2015 A, Ref. RB	5.00%	06/01/2026	$ 1,375	$ 1,626,112
Series 2015 A, Ref. RB	5.00%	06/01/2027	900	1,059,691
Series 2015 A, Ref. RB	5.00%	06/01/2028	1,080	1,263,679
Series 2015 A, Ref. RB	5.00%	06/01/2035	12,500	14,212,081
Series 2015 B, Ref. RB	2.25%	06/01/2041	295	312,998
				20,037,592
South Carolina–0.57%
Greenville (County of), SC Hospital System Board of Trustees; Series 2012, Ref. RB	5.00%	05/01/2024	500	522,122
Greenwood (County of), SC (Self Regional Healthcare); Series 2012 B, Ref. RB	5.00%	10/01/2026	4,650	4,819,876
Piedmont Municipal Power Agency; Series 2015 A, RB	5.00%	01/01/2030	2,000	2,245,024
South Carolina (State of) Jobs-Economic Development Authority (Lutheran Homes);
Series 2013, RB	5.00%	05/01/2023	1,000	1,046,416
Series 2013, RB	5.00%	05/01/2028	1,250	1,299,683
South Carolina (State of) Jobs-Economic Development Authority (Prisma Health Obligated Group); Series 2018 A, Ref. RB	5.00%	05/01/2048	200	239,566
South Carolina (State of) Public Service Authority;
Series 2020 A, Ref. RB	5.00%	12/01/2032	1,000	1,319,980
Series 2020 A, Ref. RB	4.00%	12/01/2037	1,000	1,194,298
				12,686,965
South Dakota–0.03%
Educational Enhancement Funding Corp.; Series 2013 B, RB	5.00%	06/01/2026	550	593,226
Tennessee–1.44%
Bristol (City of), TN Industrial Development Board (Pinnacle); Series 2016, RB	4.25%	06/01/2021	445	445,000
Chattanooga (City of) & Hamilton (County of), TN Hospital Authority (Erlanger Health System); Series 2014 A, Ref. RB	5.00%	10/01/2039	1,505	1,656,605
Greeneville (Town of), TN Health & Educational Facilities Board (Ballad Health Obligated Group);
Series 2018 A, Ref. RB	5.00%	07/01/2032	370	397,895
Series 2018 A, Ref. RB	5.00%	07/01/2034	3,000	3,226,174
Series 2018 A, Ref. RB	5.00%	07/01/2035	2,500	3,087,816
Knox (County of), TN Health, Educational & Housing Facility Board (Covenant Health); Series 2012 A, Ref. RB	5.00%	01/01/2025	500	534,901
Metropolitan Development and Housing Agency (Fifth + Broadway Development); Series 2018, RB(e)	4.50%	06/01/2028	815	902,454
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (Blakeford at Green Hills); Series 2012, Ref. RB(g)	5.00%	07/01/2022	500	524,829
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (Lipscomb University); Series 2019 A, Ref. RB	5.00%	10/01/2035	1,115	1,355,406
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center);
Series 2016 A, RB	5.00%	07/01/2031	1,000	1,208,992
Series 2016 A, RB	5.00%	07/01/2035	2,000	2,409,777
Shelby (County of), TN Health, Educational & Housing Facilities Board (Methodist Le Bonheur Healthcare); Series 2017 A, RB	5.00%	05/01/2031	1,185	1,422,841
Shelby (County of), TN Health, Educational & Housing Facilities Board (The Village at Germantown, Inc.); Series 2014, RB	5.00%	12/01/2029	650	718,797
Shelby (County of), TN Health, Educational & Housing Facilities Board (Trezevant Manor); Series 2016 A, Ref. RB(e)	5.00%	09/01/2037	750	692,404
Tennergy Corp.; Series 2021 A, RB(c)	4.00%	09/01/2028	5,000	5,982,548
Tennessee Energy Acquisition Corp.;
Series 2006 C, RB	5.00%	02/01/2023	1,360	1,462,427
Series 2006 C, RB	5.00%	02/01/2024	3,225	3,594,320
Series 2006 C, RB	5.00%	02/01/2027	150	180,372
Series 2018, RB(c)	4.00%	11/01/2025	2,000	2,266,313
				32,069,871
Texas–6.71%
Arlington Higher Education Finance Corp. (Harmony Public Schools); Series 2015, Ref. RB (CEP - Texas Permanent School Fund)	5.00%	02/15/2032	1,500	1,714,427
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Arlington Higher Education Finance Corp. (UME Preparatory Academy);
Series 2017 A, RB	4.55%	08/15/2028	$ 125	$ 137,152
Series 2017 A, RB	5.00%	08/15/2038	115	128,131
Arlington Higher Education Finance Corp. (Universal Academy);
Series 2014 A, RB	5.88%	03/01/2024	205	217,614
Series 2014 A, RB	6.63%	03/01/2029	1,000	1,099,294
Austin (City of), TX; Series 2019 B, RB(a)	5.00%	11/15/2034	2,000	2,549,492
Austin Convention Enterprises, Inc.;
Series 2017, Ref. RB	5.00%	01/01/2032	1,075	1,084,127
Series 2017, Ref. RB	5.00%	01/01/2033	1,200	1,333,841
Central Texas Regional Mobility Authority;
Series 2021 B, RB	5.00%	01/01/2035	600	786,983
Series 2021 B, RB	5.00%	01/01/2036	600	784,428
Series 2021 B, RB	5.00%	01/01/2037	1,000	1,302,325
City of Houston Higher Education Finance Corp. (KIPP, Inc.); Series 2015, Ref. RB (CEP - Texas Permanent School Fund)	5.00%	08/15/2029	250	287,912
Clifton Higher Education Finance Corp. (Idea Public Schools); Series 2013, RB	6.00%	08/15/2033	1,250	1,371,930
Clifton Higher Education Finance Corp. (International Leadership of Texas);
Series 2015 A, RB	4.88%	08/15/2027	500	576,416
Series 2015 A, RB	5.13%	08/15/2030	3,000	3,454,503
Series 2018 D, RB	5.75%	08/15/2033	5,000	5,840,019
Dallas (County of), TX Flood Control District No. 1; Series 2015, Ref. GO Bonds(e)	5.00%	04/01/2028	1,000	1,038,944
Dallas-Fort Worth (Cities of), TX International Airport;
Series 2013 F, Ref. RB	5.25%	11/01/2033	3,500	3,910,109
Series 2014 A, Ref. RB(a)	5.25%	11/01/2026	2,000	2,232,291
Decatur (City of), TX Hospital Authority (Wise Regional Health System);
Series 2014 A, Ref. RB	5.00%	09/01/2022	150	157,986
Series 2014 A, Ref. RB	5.00%	09/01/2023	150	164,136
Series 2014 A, Ref. RB	5.00%	09/01/2024	265	299,930
Series 2014 A, Ref. RB	5.25%	09/01/2029	1,000	1,133,473
Dickinson Independent School District; Series 2000, Ref. GO Bonds (CEP - Texas Permanent School Fund)	6.00%	02/15/2028	2,000	2,404,834
Frisco Independent School District; Series 2019, Ref. GO Bonds (CEP - Texas Permanent School Fund)	5.00%	08/15/2036	3,375	4,312,741
Grand Parkway Transportation Corp.;
Series 2020 C, Ref. RB	4.00%	10/01/2036	250	301,830
Series 2020, Ref. RB	4.00%	10/01/2037	1,000	1,203,901
Series 2020, Ref. RB	4.00%	10/01/2038	2,250	2,702,106
Grand Parkway Transportation Corp. (TELA Supported); Series 2018 A, RB	5.00%	10/01/2038	2,000	2,497,603
Gulf Coast Authority (Waste Management of Texas); Series 2003 B, RB(a)	1.50%	05/01/2028	1,750	1,760,334
Gulf Coast Waste Disposal Authority;
Series 2013, RB (INS - AGM)(b)	5.00%	10/01/2021	1,250	1,269,927
Series 2013, RB (INS - AGM)(b)	5.00%	10/01/2023	2,610	2,775,748
Harris (County of) & Houston (City of), TX Sports Authority; Series 2014 A, Ref. RB	5.00%	11/15/2030	1,000	1,115,247
Harris County Cultural Education Facilities Finance Corp. (Brazos Presbyterian Homes, Inc.);
Series 2013 A, RB	4.00%	01/01/2023	675	691,565
Series 2013 A, RB	5.00%	01/01/2033	1,090	1,143,522
Harris County Cultural Education Facilities Finance Corp. (YMCA of the Greater Houston Area); Series 2013 A, Ref. RB	5.00%	06/01/2028	1,500	1,567,833
Hopkins (County of), TX Hospital District; Series 2008, RB(c)(g)	5.50%	06/04/2021	215	215,064
Houston (City of), TX; Series 2011 A, Ref. RB(a)(c)(g)	5.00%	07/01/2021	1,000	1,003,813
Houston (City of), TX (United Airlines, Inc.); Series 2020, Ref. RB(a)	5.00%	07/15/2027	3,350	3,982,630
Houston (City of), TX Airport System (United Airlines, Inc. Terminal E);
Series 2014, Ref. RB(a)	4.75%	07/01/2024	4,500	4,721,776
Series 2020 A, Ref. RB(a)	5.00%	07/01/2027	500	594,019
Houston Higher Education Finance Corp. (Cosmos Foundation, Inc.); Series 2012 A, RB	4.00%	02/15/2022	90	92,121
Lower Colorado River Authority;
Series 2019 A, RB	5.00%	05/15/2031	400	513,955
Series 2019, Ref. RB	5.00%	05/15/2030	1,200	1,547,439
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Mesquite Health Facilities Development Corp. (Christian Care Centers, Inc.); Series 2014, Ref. RB (Acquired 08/27/2014; Cost $217,288)(f)	5.00%	02/15/2024	$ 215	$ 167,700
Mission Economic Development Corp. (Natgasoline); Series 2018, Ref. RB(a)(e)	4.63%	10/01/2031	5,000	5,301,197
New Hope Cultural Education Facilities Corp. (Morningside Ministries); Series 2013, RB	6.25%	01/01/2033	1,600	1,692,889
New Hope Cultural Education Facilities Corp. (Presbyterian Village North);
Series 2018, Ref. RB	5.00%	10/01/2029	2,105	2,307,521
Series 2018, Ref. RB	5.00%	10/01/2030	2,210	2,411,290
New Hope Cultural Education Facilities Corp. (Wesleyan Homes, Inc.);
Series 2014, RB	5.25%	01/01/2029	1,500	1,600,590
Series 2014, RB	5.50%	01/01/2035	1,400	1,478,927
New Hope Cultural Education Facilities Finance Corp. (Carillon Lifecare Community);
Series 2016, Ref. RB	4.00%	07/01/2028	2,620	2,670,641
Series 2016, Ref. RB	5.00%	07/01/2036	2,750	2,857,270
New Hope Cultural Education Facilities Finance Corp. (CHF-Collegiate Housing Corpus Christi II, LLC - Texas A&M University-Corpus Christi); Series 2016 A, RB(c)(g)	5.00%	04/01/2026	670	808,372
New Hope Cultural Education Facilities Finance Corp. (Collegiate Housing Stephenville II, LLC - Tarleton State University); Series 2014 A, RB(g)	5.00%	04/01/2023	785	849,886
New Hope Cultural Education Facilities Finance Corp. (Forefront Living Plano); Series 2020 A, RB(e)	10.00%	12/01/2025	1,000	1,060,608
New Hope Cultural Education Facilities Finance Corp. (Longhorn Village);
Series 2017, Ref. RB	5.00%	01/01/2027	1,090	1,196,169
Series 2017, Ref. RB	5.00%	01/01/2029	1,205	1,319,798
Series 2017, Ref. RB	5.00%	01/01/2037	2,000	2,171,448
New Hope Cultural Education Facilities Finance Corp. (MRC Senior Living-The Langford); Series 2016 A, RB	5.00%	11/15/2026	350	358,477
New Hope Cultural Education Facilities Finance Corp. (Tarleton State University); Series 2014 A, RB(c)(g)	5.00%	04/01/2024	620	696,260
Newark High Education Finance Corp. (A+ Charter Schools, Inc.); Series 2015 A, RB(e)	4.63%	08/15/2025	780	838,694
North Texas Tollway Authority;
Series 2008 I, Ref. RB(c)(g)	6.20%	01/01/2025	4,500	5,435,869
Series 2017 B, Ref. RB (INS - AGM)(b)	4.00%	01/01/2034	750	858,804
Series 2019 B, Ref. RB	5.00%	01/01/2029	1,000	1,292,158
Pottsboro Higher Education Finance Corp. (Imagine International Academy of North Texas LLC); Series 2016 A, RB	5.00%	08/15/2036	1,960	2,172,348
SA Energy Acquisition Public Facility Corp.;
Series 2007, RB	5.50%	08/01/2021	1,475	1,487,717
Series 2007, RB	5.50%	08/01/2025	2,000	2,373,564
Tarrant County Cultural Education Facilities Finance Corp. (MRC Stevenson Oaks);
Series 2020 B-2, Ref. RB	3.00%	11/15/2026	2,000	2,027,694
Series 2020, Ref. RB	4.00%	11/15/2027	3,100	3,166,351
Temple (City of), TX; Series 2018 A, RB(e)	5.00%	08/01/2038	5,000	5,512,044
Texas (State of) Transportation Commission;
Series 2019, RB(h)	0.00%	08/01/2034	1,400	940,635
Series 2019, RB(h)	0.00%	08/01/2035	2,050	1,304,521
Series 2019, RB(h)	0.00%	08/01/2036	1,500	905,840
Texas (State of) Transportation Commission (Central Texas Turnpike System); Series 2015 C, Ref. RB	5.00%	08/15/2033	5,000	5,618,410
Texas Municipal Gas Acquisition & Supply Corp. I; Series 2008 D, RB	6.25%	12/15/2026	5,265	6,173,979
Texas Municipal Gas Acquisition & Supply Corp. III; Series 2021, Ref. RB	5.00%	12/15/2030	2,000	2,623,258
Texas Private Activity Bond Surface Transportation Corp. (North Tarrant Express); Series 2019 A, Ref. RB	5.00%	12/31/2030	3,000	3,874,225
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC - North Tarrant Express Managed Lanes); Series 2019 A, Ref. RB	5.00%	12/31/2032	1,000	1,283,100
Travis County Cultural Education Facilities Finance Corp. (Wayside Schools);
Series 2012 A, RB	4.63%	08/15/2022	180	181,371
Series 2012 A, RB	5.00%	08/15/2027	1,085	1,095,640
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Viridian Municipal Management District;
Series 2015, Ref. GO Bonds (INS - BAM)(b)	6.00%	12/01/2029	$ 665	$ 784,886
Series 2015, Ref. GO Bonds (INS - BAM)(b)	6.00%	12/01/2029	1,005	1,186,181
Series 2015, Ref. GO Bonds (INS - BAM)(b)	6.00%	12/01/2030	920	1,086,557
Series 2015, Ref. GO Bonds (INS - BAM)(b)	6.00%	12/01/2030	500	590,520
				149,786,880
Utah–0.85%
Mida Mountain Village Public Infrastructure District;
Series 2021, RB(e)	4.00%	08/01/2025	1,205	1,301,336
Series 2021, RB(e)	4.00%	08/01/2027	1,000	1,095,148
Series 2021, RB(e)	4.00%	08/01/2030	1,000	1,098,827
Murray (City of), UT (IHC Health Services, Inc.); Series 2003 D, VRD RB(i)	0.01%	05/15/2036	10,000	10,000,000
Salt Lake (City of), UT;
Series 2017 A, RB(a)	5.00%	07/01/2034	3,500	4,274,166
Series 2018 B, RB	5.00%	07/01/2038	1,000	1,243,590
				19,013,067
Vermont–0.27%
Burlington (City of), VT;
Series 2012 A, GO Bonds	5.00%	11/01/2021	250	254,990
Series 2012 A, GO Bonds(c)(g)	5.00%	11/01/2022	250	267,340
Series 2014 A, Ref. RB (INS - AGM)(b)	5.00%	07/01/2030	1,000	1,135,994
University of Vermont & State Agricultural College;
Series 2019 B, Ref. RB	5.00%	10/01/2035	1,220	1,738,152
Series 2019 B, Ref. RB	5.00%	10/01/2036	1,375	1,986,002
Vermont (State of) Educational & Health Buildings Financing Agency (Middlebury College); Series 2012 A, Ref. RB	5.00%	11/01/2028	500	531,732
				5,914,210
Virgin Islands–0.10%
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note); Series 2009 B, Ref. RB	5.00%	10/01/2025	2,210	2,214,992
Virginia–0.49%
Dulles Town Center Community Development Authority (Dulles Town Center);
Seires 2012, Ref. RB	5.00%	03/01/2022	1,100	1,120,272
Series 2012, Ref. RB	4.25%	03/01/2026	700	706,961
Fairfax (County of), VA Economic Development Authority (Vinson Hall LLC); Series 2013 A, RB	4.00%	12/01/2022	360	371,472
Farmville (Town of), VA Industrial Development Authority (Longwood University Student Housing); Series 2018 A, Ref. RB	5.00%	01/01/2038	1,000	1,218,670
Virginia (Commonwealth of) Small Business Financing Authority (95 Express Lanes LLC); Series 2017, RB(a)	5.00%	01/01/2040	4,000	4,105,390
Virginia (Commonwealth of) Small Business Financing Authority (Elizabeth River Crossings Opco, LLC); Series 2012, RB(a)	5.00%	01/01/2027	2,500	2,622,350
Virginia Beach Development Authority (Westminster-Canterbury on Chesapeake Bay);
Series 2018, Ref. RB	5.00%	09/01/2028	150	176,840
Series 2018, Ref. RB	5.00%	09/01/2030	455	532,560
				10,854,515
Washington–2.34%
Chelan (County of), WA Public Utility District No. 1; Series 2011 A, Ref. RB(a)	5.50%	07/01/2025	1,000	1,004,122
Energy Northwest (Columbia Generating Station);
Series 2019 A, Ref. RB	5.00%	07/01/2038	2,360	3,038,734
Series 2021, Ref. RB	4.00%	07/01/2042	5,000	6,116,050
Kalispel Tribe of Indians;
Series 2018 A, RB(e)	5.00%	01/01/2032	70	82,133
Series 2018 B, RB(e)	5.00%	01/01/2032	100	117,332
Kelso (City of), WA Housing Authority; Series 1998, RB	5.60%	03/01/2028	20	20,025
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Washington–(continued)
Seattle (Port of), WA;
Series 2016 B, Ref. RB(a)	5.00%	10/01/2028	$ 3,730	$ 4,432,344
Series 2019, RB(a)	5.00%	04/01/2032	2,000	2,519,782
Seattle (Port of), WA (SEATAC Fuel Facilities LLC);
Series 2013, Ref. RB(a)	5.00%	06/01/2021	650	650,000
Series 2013, Ref. RB(a)	5.00%	06/01/2024	1,560	1,692,962
Washington (State of); Series 2021 A, Ref. GO Bonds	5.00%	06/01/2033	2,250	2,987,681
Washington (State of) Convention Center Public Facilities District; Series 2018, RB	5.00%	07/01/2031	2,425	2,930,695
Washington (State of) Convention Center Public Facilities District (Green Notes); Series 2021, RB	4.00%	07/01/2031	1,250	1,443,299
Washington (State of) Health Care Facilities Authority (Catholic Health Initiatives); Series 2013, RB (SIFMA Municipal Swap Index + 1.40%)(c)(d)	1.43%	01/01/2025	3,350	3,370,957
Washington (State of) Health Care Facilities Authority (Central Washington Health Services Association); Series 2015, Ref. RB	5.00%	07/01/2030	500	575,968
Washington (State of) Health Care Facilities Authority (PeaceHealth); Series 2014 A, Ref. RB(c)(g)	5.00%	05/15/2024	500	567,921
Washington (State of) Health Care Facilities Authority (Virginia Mason Medical Center);
Series 2017, Ref. RB	5.00%	08/15/2032	1,500	1,789,333
Series 2017, Ref. RB	5.00%	08/15/2037	1,360	1,606,495
Washington (State of) Housing Finance Commission; Series 2021-1, Class A, Ctfs.	3.50%	12/20/2035	6,100	7,100,588
Washington (State of) Housing Finance Commission (Bayview Manor Homes);
Series 2016 A, Ref. RB(e)	5.00%	07/01/2031	1,350	1,456,814
Series 2016 A, Ref. RB(e)	5.00%	07/01/2036	1,450	1,552,692
Washington (State of) Housing Finance Commission (Heron’s Key Senior Living); Series 2015 A, RB(e)	6.00%	07/01/2025	420	465,997
Washington (State of) Housing Finance Commission (The Hearthstone); Series 2018 A, Ref. RB(e)	5.00%	07/01/2038	830	898,953
Washington (State of) Housing Finance Commission (Transforming Age);
Series 2019 A, RB(e)	5.00%	01/01/2034	745	842,650
Series 2019 A, RB(e)	5.00%	01/01/2039	1,400	1,567,814
Washington (State of) Tobacco Settlement Authority; Series 2013, Ref. RB	5.00%	06/01/2022	3,260	3,420,957
				52,252,298
West Virginia–0.28%
Monongalia (County of), WV Commission Special District (University Town Centre Economic Opportunity Development District); Series 2017 A, Ref. RB(e)	5.50%	06/01/2037	2,000	2,190,126
West Virginia (State of) Economic Development Authority (Entsorga West Virginia LLC);
Series 2016, RB(a)(e)	6.75%	02/01/2026	2,000	1,964,611
Series 2018, RB(a)(e)	8.75%	02/01/2036	640	679,487
West Virginia University; Series 2019, RB	5.00%	10/01/2032	1,155	1,501,477
				6,335,701
Wisconsin–1.96%
Public Finance Authority (Beyond Boone LLC - Appalachian State University); Series 2019 A, RB (INS - AGM)(b)	5.00%	07/01/2034	800	990,136
Public Finance Authority (City of Boynton Beach, Florida Municipal Improvements); Series 2018, RB	5.00%	07/01/2035	2,000	2,520,794
Public Finance Authority (Community School of Davidson); Series 2018, RB	5.00%	10/01/2033	390	448,721
Public Finance Authority (Goodwill Industries of Southern Nevada, Inc.); Series 2019 A, RB	5.50%	12/01/2038	1,930	1,916,923
Public Finance Authority (Mallard Creek Stem Academy); Series 2019 A, RB(e)	4.38%	06/15/2029	1,930	2,087,869
Public Finance Authority (Southminster); Series 2018, RB(e)	5.00%	10/01/2043	500	552,843
Public Finance Authority (Wingate University); Series 2018 A, Ref. RB	5.25%	10/01/2038	1,000	1,183,440
Superior (City of), WI (Superior Water, Light & Power Co.); Series 2007 A, Ref. RB(a)	5.38%	11/01/2021	1,370	1,375,105
Wisconsin (State of) Health & Educational Facilities Authority (Ascension Senior Credit Group); Series 2016 A, Ref. RB	4.00%	11/15/2036	2,000	2,298,515
Wisconsin (State of) Health & Educational Facilities Authority (Benevolent Corp. Cedar Community);
Series 2017, Ref. RB	5.00%	06/01/2030	1,560	1,720,754
Series 2017, Ref. RB	5.00%	06/01/2032	1,720	1,885,544
Wisconsin (State of) Health & Educational Facilities Authority (Camillus Health System);
Series 2019 B-2, Ref. RB	2.55%	11/01/2027	2,000	2,003,490
Series 2019 B-3, Ref. RB	2.25%	11/01/2026	1,000	1,001,052
Wisconsin (State of) Health & Educational Facilities Authority (Marshfield Clinic); Series 2012 B, RB	5.00%	02/15/2028	500	513,022
Wisconsin (State of) Health & Educational Facilities Authority (Mercy Alliance);
Series 2012, RB	5.00%	06/01/2025	2,450	2,559,690
Series 2012, RB	5.00%	06/01/2026	1,000	1,044,566
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wisconsin–(continued)
Wisconsin (State of) Public Finance Authority (21st Century Public Academy); Series 2020 A, RB(e)	3.75%	06/01/2030	$ 350	$ 366,341
Wisconsin (State of) Public Finance Authority (ACTS Retirement-Life Community); Series 2020 A, RB	4.00%	11/15/2037	600	698,923
Wisconsin (State of) Public Finance Authority (Bancroft Neurohealth);
Series 2016 A, RB(e)	5.00%	06/01/2025	1,000	1,106,178
Series 2016 A, RB(e)	4.63%	06/01/2036	125	136,729
Wisconsin (State of) Public Finance Authority (Explore Academy); Series 2020 A, RB(e)	6.13%	02/01/2039	500	558,965
Wisconsin (State of) Public Finance Authority (Maryland Proton Treatment Center); Series 2018 A-1, RB(e)	6.25%	01/01/2038	3,250	2,788,333
Wisconsin (State of) Public Finance Authority (Prime Healthcare Foundation, Inc.); Series 2018 A, RB	5.20%	12/01/2037	4,000	4,569,603
Wisconsin (State of) Public Finance Authority (Roseman University of Health Sciences);
Series 2012, RB	5.00%	04/01/2022	150	154,859
Series 2015, Ref. RB	5.00%	04/01/2025	830	905,780
Wisconsin (State of) Public Finance Authority (Wittenberg University); Series 2016, RB(e)	4.13%	12/01/2024	2,900	3,013,044
Wisconsin Health & Educational Facilities Authority (American Baptist Homes of the Midwest Obligated Group); Series 2017, Ref. RB	5.00%	08/01/2032	5,100	5,467,290
				43,868,509
Wyoming–0.08%
Wyoming (State of) Municipal Power Agency; Series 2017 A, Ref. RB(c)(g)	5.00%	01/01/2027	1,500	1,855,173
TOTAL INVESTMENTS IN SECURITIES(o)–101.60% (Cost $2,119,201,605)					2,268,729,757
FLOATING RATE NOTE OBLIGATIONS–(1.83)%
Notes with interest and fee rates ranging from 0.57% to 0.66% at 05/31/2021 and contractual maturities of collateral ranging from 09/01/2022 to 06/01/2032(p)					(40,795,000)
OTHER ASSETS LESS LIABILITIES–0.23%					5,053,423
NET ASSETS–100.00%					$2,232,988,180
Investment Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
BAM	– Build America Mutual Assurance Co.
CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
Ctfs.	– Certificates
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
INS	– Insurer
LIBOR	– London Interbank Offered Rate
LOC	– Letter of Credit
NATL	– National Public Finance Guarantee Corp.
PCR	– Pollution Control Revenue Bonds
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
SGI	– Syncora Guarantee, Inc.
SIFMA	– Securities Industry and Financial Markets Association
USD	– U.S. Dollar
VRD	– Variable Rate Demand
Wts.	– Warrants
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Term Municipal Income Fund

Notes to Schedule of Investments:
(a)	Security subject to the alternative minimum tax.
(b)	Principal and/or interest payments are secured by the bond insurance company listed.
(c)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2021.
(e)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2021 was $162,169,788, which represented 7.26% of the Fund’s Net Assets.
(f)	Restricted security. The aggregate value of these securities at May 31, 2021 was $6,054,382, which represented less than 1% of the Fund’s Net Assets.
(g)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(h)	Zero coupon bond issued at a discount.
(i)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on May 31, 2021.
(j)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(k)	Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at May 31, 2021 was $15,513,533, which represented less than 1% of the Fund’s Net Assets.
(l)	Underlying security related to TOB Trusts entered into by the Fund.
(m)	Security subject to crossover refunding.
(n)	Security is subject to a reimbursement agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $15,800,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB Trusts.
(o)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.
(p)	Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at May 31, 2021. At May 31, 2021, the Fund’s investments with a value of $69,239,557 are held by TOB Trusts and serve as collateral for the $40,795,000 in the floating rate note obligations outstanding at that date.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Term Municipal Income Fund

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2021
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
As of May 31, 2021, all of the securities in this Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Invesco Intermediate Term Municipal Income Fund